UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER M. GOLDEN 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 871-6117

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2016

Item 1.Schedule of Investments.

Henderson Global Funds All Asset Fund October 31, 2016	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Investment companies - 65.80%

Alternatives - 12.84%
114,918	AQR Equity Market Neutral Fund, Class R6	$1,365,221
158,315	AQR Managed Futures Strategy Fund, Class R6	1,546,733
186,847	ASG Global Alternatives Fund, Class Y *	1,832,965
168,933	Sprott Physical Gold Trust *	1,795,758
		6,540,677

Equity - 24.45%
17,689	HarbourVest Global Private Equity Ltd *	232,752
175,687	Henderson Emerging Markets Fund, Class R6 (a)	1,619,837
219,669	Henderson Global Equity Income Fund, Class R6 (a)	1,539,877
32,947	ICG Enterprise Trust plc	262,127
27,952	iShares Core MSCI Emerging Markets ETF	1,261,753
23,479	iShares Edge MSCI Minimum Volatility EAFE ETF	1,509,465
23,935	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,264,486
17,497	iShares Edge MSCI USA Momentum Factor ETF	1,327,497
20,455	iShares Edge MSCI USA Quality Factor ETF	1,352,280
23,039	NB Private Equity Partners Ltd	268,404
9,861	Pantheon International plc *	201,929
36,824	SPDR S&P Regional Banking ETF	1,612,523
		12,452,930

Fixed income - 28.51%
177,672	Henderson High Yield Opportunities Fund, Class R6 (a)	1,734,080
138,834	Henderson Strategic Income Fund, Class R6 (a)	1,288,378
247,662	Henderson Unconstrained Bond Fund, Class R6 (a)	2,280,971
12,804	iShares iBoxx Investment Grade Corporate Bond Fund	1,549,028
9,324	iShares JP Morgan USD Emerging Markets Bond Fund	1,069,370
19,770	iShares TIPS Bond ETF	2,290,552
25,843	PIMCO Enhanced Short Maturity ETF	2,623,064
72,639	PowerShares Senior Loan Portfolio	1,683,772
		14,519,215

	Total investment companies	33,512,822
	(Cost $33,404,293)

Partnerships - 2.75%
2,483	TIAA-CREF Asset Management Core Property Fund LP (b) (c)	1,400,004

	Total partnerships	1,400,004
	(Cost $1,227,144)

	Total long term investments	34,912,826
	(Cost $34,631,437)

Short-term investment - 28.51%
14,521,178	Fidelity Investments Money Market Treasury Portfolio (d)	14,521,178

	Total short-term investment	14,521,178
	(Cost $14,521,178)

Total investments - 97.06%		49,434,004
(Cost $49,152,615)

Financial Derivative Instruments (e)
(Cost or Premiums, net $0) - 0.44%		224,181

Net other assets and liabilities – 2.50%		1,271,520

Total net assets – 100.00%		$50,929,705

*	Non-income producing security
(a)	Affiliated holding, see notes to portfolio of investments for further information.
(b)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds All Asset Fund October 31, 2016	Portfolio of investments (unaudited)

(c)	Fair valued at October 31, 2016 as determined in good faith using procedures approved by the Board of Trustees.
(d)	This short-term investment has been segregated for open futures contracts and forward foreign currency contracts at October 31, 2016.
(e)	Information with respect to financial derivative instruments is disclosed in the following tables.
ETF	Exchange-traded fund
See notes to portfolio of investments

Henderson Global Funds All Asset Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

(e) FINANCIAL DERIVATIVE INSTRUMENTS
EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS
			Current	Unrealized
	Number of	Expiration	notional	appreciation/(depreciation)
	contracts	date	value	Asset	Liability
EURO STOXX 50 Index (Long)	78	12/16/16	$2,614,117	$77,811	$—
FTSE 100 Index (Long)	29	12/16/16	2,459,519	106,091	—
Nikkei 225 Index (Long)	6	12/8/16	997,807	29,720	—
TOPIX Index (Long)	8	12/8/16	1,064,175	42,174	—
US Treasury 10 Year Note (Long)	12	12/20/16	1,555,500	—	(19,209)
Total				$255,796	$(19,209)

	Cost or Premiums, Net	Asset	Liability
TOTAL EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS	$—	$255,796	$(19,209)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS

			Local	Current	Unrealized
Value			amount	notional	appreciation/(depreciation)
Counterparty		date	(000's)	value	Asset	Liability
British Pound (Long)	BNP Paribas Securities Services	11/22/2016	381	$466,835	$2,940	—
Euro (Long)	BNP Paribas Securities Services	11/22/2016	2,286	2,511,471	—	(848)
Japanese Yen (Long)	BNP Paribas Securities Services	11/22/2016	217,516	2,075,497	—	(14,498)
Total					$2,940	$(15,346)

	Cost or Premiums, Net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$—	$2,940	$(15,346)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$258,736	$(34,555)

See notes to portfolio of investments

Henderson Global Funds All Asset Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable.	% of total
Excludes derivatives:	investments
US Dollar	99%
British Pound	1
100%
See notes to portfolio of investments

Henderson Global Funds All Asset Fund October 31, 2016 (continued) Fair Value Measurement	Portfolio of investments (unaudited)
The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016:

	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Investment Companies	$33,512,822	$—	$—	$33,512,822
Partnerships	—	—	1,400,004	1,400,004
Short-term Investment	14,521,178	—	—	14,521,178
Total Investments	$48,034,000	$—	$1,400,004	$49,434,004
Financial Derivative Instruments - Assets
Exchange-traded or centrally-cleared	$255,796	—	—	$255,796
Over-the-counter	—	2,940	—	2,940
Total Financial Derivative Instruments - Assets	$255,796	$2,940	$—	$258,736
Liabilities
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally-cleared	$(19,209)	$—	$—	$(19,209)
Over-the-counter	—	(15,346)	—	(15,346)
Total Financial Derivative Instruments - Liabilities	$(19,209)	$(15,346)	$—	$(34,555)
During the period ended October 31, 2016, there were no transfers in or out of security levels.

Following is a reconciliation of investments in which significant observable inputs (Level 3) were used in determining fair value:

				Change in
	Balance as	Accrued		unrealized					Balance as of
Investments in	of July 31,	discounts/	Realized	appreciation			Transfers in to	Transfers out	October 31,
Securities	2016	premiums	gain/(loss)	(depreciation)	Purchases	Sales	level 3	of level 3	2016
Partnerships TIAA-CREF Asset Management Core Property Fund LP	$2,020,258	$0	$75,878	$(55,082)	$—	$(641,050)	$0	$0	$1,400,004
	$2,020,258	$0	$75,878	$(55,082)	$—	$(641,050)	$0	$0	$1,400,004

The total net change in unrealized appreciation (depreciation) attributable to level 3 investments held at October 31, 2016 was $(55,082).

The Fund’s Adviser has determined that TIAA-CREF Asset Management Core Property Fund LP (“CPF”) is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. The CPF is a private Delaware limited partnership that provides monthly liquidity to its investors with 45 days written notice and invests its contributed capital in a TIAA-CREF Real Estate Investment Trust (REIT). The REIT is a limited partnership which in turn invests in a TIAA-CREF operating partnership. The investments of the operating partnership include a diversified portfolio of real property assets. As a result, the monthly valuations prepared by CPF and assignment of a net asset value per share are ultimately driven by changes in the valuation of the underlying real property assets in the operating partnership. All of the investments in real estate are appraised annually by an independent third party appraiser. The CPF’s policy is to report all such investments, as well as related debt, at fair value under US Generally Accepted Accounting Principles based on the appraised value. The annual appraisals are conducted on a rolling basis such that approximately 25% of the portfolio receives an annual full appraisal each quarter. In addition, each appraisal is updated quarterly under the direction of an independent, third-party appraisal firm.

The significant unobservable inputs used by CPF in the fair value measurement and appraisal of the real property assets include: a) an extensive market study, including a thorough analysis of current market conditions and trends as they impact supply, demand and absorption of the relevant property type; b) thorough description of the site and improvements, including a site plan and renderings of the improvements if available; c) estimate of the value of the land; d) estimate of the value of the property using a cost

See notes to portfolio of investments

Henderson Global Funds All Asset Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

approach; e) estimate of the market value of the property using a sales comparison approach; and f) estimate of the value of the property using a detailed income capitalization approach that includes several diagnostic inputs. Significant changes in any of those inputs in isolation would result in a significant change in the fair value measurement, and ultimately the value ascribed to All Asset Fund’s limited partnership interests in CPF.

Due to the factors above, and consistent with a fair valuation policy approved by the Board of Trustees, the All Asset Fund values this investment monthly upon receipt of the limited partner statement and in-line with the capital balance allocated to its limited partnership interests, less the undistributed net income accrued within the capital balance. Separately, a daily income accrual is recognized by the Fund to account for the net income that is accrued and allocated to its limited partnership interests and distributed quarterly. The value assigned to the investment is revised monthly upon receipt of the limited partner statement. The value may be revised more frequently if, in the determination of the Adviser and/or the Board of Trustees, market or investment-specific developments warrant re-assessment.

See notes to portfolio of investments

Henderson Global Funds Dividend & Income Builder Fund October 31, 2016	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Common stocks - 79.66%

Australia - 0.85%
297,197	AMP, Ltd.	$1,033,175

Canada - 1.18%
31,630	BCE, Inc.	1,437,063

France - 7.10%
43,404	AXA S.A.	978,426
295,160	Natixis S.A.	1,492,075
16,441	Nexity S.A. *	825,611
143,183	Orange S.A.	2,255,521
10,746	Sanofi	837,074
32,547	SCOR SE	1,053,633
25,841	Total S.A.	1,240,204
		8,682,544

Germany - 5.66%
12,866	Bayer AG	1,275,225
12,929	Deutsche Boerse AG	1,005,987
58,373	Deutsche Post AG	1,808,949
102,368	Deutsche Telekom AG	1,668,199
10,228	Siemens AG	1,161,515
		6,919,875

Hong Kong - 1.50%
116,000	Cheung Kong Property Holdings, Ltd.	859,281
79,000	CK Hutchison Holdings, Ltd.	977,371
		1,836,652

Israel - 0.98%
657,184	Bezeq The Israeli Telecommunication Corp, Ltd.	1,194,008

Italy - 1.53%
433,130	Enel SpA	1,863,837

Japan - 4.75%
41,100	Japan Tobacco, Inc.	1,565,304
29,700	Nippon Telegraph and Telephone Corp.	1,319,748
133,000	Panasonic Corp.	1,391,256
26,300	Toyota Motor Corp.	1,524,532
		5,800,840

Netherlands - 5.08%
126,809	ING Groep N.V.	1,669,759
137,275	RELX N.V.	2,316,915
28,265	Unilever N.V.	1,184,646
26,905	Wolters Kluwer N.V.	1,041,256
		6,212,576

See notes to portfolio of investments

Henderson Global Funds Dividend & Income Builder Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Norway - 0.96%
73,935	Telenor ASA	$1,176,718

Portugal - 1.18%
217,851	NOS SGPS S.A.	1,447,311

Switzerland - 6.87%
12,537	Cembra Money Bank AG *	958,439
39,099	Nestle S.A.	2,834,979
32,582	Novartis AG	2,317,996
9,908	Roche Holding AG	2,277,874
		8,389,288

Taiwan - 1.38%
54,345	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,690,129

United Kingdom - 17.73%
25,688	AstraZeneca plc	1,442,565
152,955	BAE Systems plc	1,015,652
282,520	BP plc	1,672,657
292,875	Centrica plc	767,863
26,962	Coca-Cola European Partners plc	1,036,419
56,678	Diageo plc	1,512,005
403,292	GKN plc	1,575,666
48,287	Imperial Brands plc	2,337,832
457,280	ITV plc	954,307
100,998	National Grid plc	1,316,570
34,994	Nielsen Holdings plc	1,575,430
88,743	Prudential plc	1,449,554
74,155	Royal Dutch Shell plc, A Shares	1,848,677
397,096	Standard Life plc	1,641,863
553,086	Vodafone Group plc	1,521,846
		21,668,906

United States - 22.91%
22,697	Chevron Corp.	2,377,511
65,748	Cisco Systems, Inc.	2,017,149
41,516	General Electric Co.	1,208,116
9,842	Johnson & Johnson	1,141,573
24,532	JPMorgan Chase & Co.	1,699,086
19,169	Las Vegas Sands Corp.	1,109,502
4,586	Lockheed Martin Corp.	1,129,899
55,053	Microsoft Corp.	3,298,776
81,853	Pfizer, Inc.	2,595,559
15,190	Philip Morris International, Inc.	1,464,924
33,676	Reynolds American, Inc.	1,854,874
21,488	Six Flags Entertainment Corp.	1,195,807
49,683	Synchrony Financial	1,420,437
28,836	The Coca-Cola Co.	1,222,646
13,837	United Parcel Service, Inc., Class B	1,491,075
25,543	Verizon Communications, Inc.	1,228,618

See notes to portfolio of investments

Henderson Global Funds Dividend & Income Builder Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
33,632	Wells Fargo & Co.	$1,547,408
		28,002,960
Total common stocks
(Cost $97,643,766)		97,355,882

Face					Value
amount			Coupon	Maturity	(note 2)

Corporate bonds - 12.63%

		France – 0.55%
USD	600,000	BNP Paribas S.A. (a) (b)	7.195%	6/25/37	678,750

		Germany – 0.41%
USD	500,000	Unitymedia Hessen GmbH & Co. KG (a)	5.000%	1/15/25	509,375

		Ireland – 0.50%
USD	600,000	Ardagh Packaging Finance plc/Ardagh MP
		Holding USA, Inc. (a)	4.625%	5/15/23	609,000

		Netherlands – 0.87%
USD	500,000	Deutsche Telekom International Finance B.V. (a)	4.875%	3/6/42	566,975
USD	500,000	ING Groep N.V. (b)	6.500%	4/16/17	495,000
					1,061,975

		Spain – 0.32%
USD	386,000	BBVA International Preferred SAU (b)	5.919%	4/18/17	387,930

		United Kingdom – 2.77%
USD	1,000,000	Barclays Bank plc (b)	6.278%	12/15/34	1,085,850
USD	1,000,000	International Game Technology plc (a)	6.250%	2/15/22	1,065,000
USD	546,000	Lloyds Banking Group plc (a) (b)	6.657%	5/21/37	610,155
USD	100,000	Prudential plc (b)	6.500%	12/23/16	102,052
USD	500,000	Royal Bank of Scotland Group plc	6.100%	6/10/23	518,964
					3,382,021

		United States – 7.21%
USD	1,000,000	Altice US Finance I Corp. (a)	5.500%	5/15/26	1,022,500
USD	600,000	Altria Group, Inc.	4.250%	8/9/42	625,729
USD	215,000	Aramark Services, Inc.	5.125%	1/15/24	225,750
USD	291,000	Aramark Services, Inc. (a)	4.750%	6/1/26	291,728
USD	500,000	AT&T, Inc.	4.750%	5/15/46	491,206
USD	1,000,000	CCO Holdings LLC (a)	5.875%	5/1/27	1,050,000
USD	810,000	Diamond 1 Finance Corp. (a)	8.100%	7/15/36	969,486
USD	100,000	HBOS Capital Funding LP (b)	6.850%	12/23/16	101,500
USD	500,000	HCA, Inc.	5.250%	6/15/26	523,750
USD	600,000	Reynolds American, Inc.	5.850%	8/15/45	748,834
USD	200,000	Sealed Air Corp. (a)	5.250%	4/1/23	211,000
USD	200,000	Service Corp. International	8.000%	11/15/21	238,000
USD	550,000	Sirius XM Radio, Inc. (a)	6.000%	7/15/24	585,062
USD	550,000	Verizon Communications, Inc.	6.550%	9/15/43	723,252

See notes to portfolio of investments

Henderson Global Funds Dividend & Income Builder Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Face					Value
amount			Coupon	Maturity	(note 2)
USD	1,000,000	Wachovia Capital Trust III (b)	5.570%	12/1/16	$1,002,500
					8,810,297
	Total corporate bonds
	(Cost $14,994,571)				15,439,348

		Value
Shares		(note 2)

REITs - 2.75%

France - 0.61%
10,322	ICADE	741,953

Netherlands - 0.84%
24,149	Eurocommercial Properties N.V.	1,028,041

United States - 1.30%
8,430	Crown Castle International Corp.	767,046
24,424	Iron Mountain, Inc.	823,821
		1,590,867
Total REITs
(Cost $3,348,607)		3,360,861
Partnerships - 0.67%

United States - 0.67%
	57,630 KKR & Co., L.P.	817,769
Total partnerships
(Cost $1,074,976)		817,769
Total long-term investments
(Cost $117,061,920)		116,973,860
Short-term investment - 3.38%
4,133,520 Fidelity Investments Money Market Treasury Portfolio		4,133,520
Total short-term investment
(Cost $4,133,520)		4,133,520
Total investments - 99.09%
(Cost $121,195,440)		121,107,380
Financial Derivative Instruments (c)
(Cost or Premiums, net $0) - 0.33%		405,838
Net other assets and liabilities – 0.58%		701,574
Total net assets – 100.00%		$122,214,792

*	Non-income producing security
(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2016, the restricted securities held by the Fund had an aggregate value of $8,169,031, which represented 6.7% of net assets.

(b)	Maturity date is perpetual. Maturity date presented represents the next call date.
(c)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See notes to portfolio of investments

Henderson Global Funds Dividend & Income Builder Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

(c) FINANCIAL DERIVATIVE INSTRUMENTS
OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS

			Local	Current	Unrealized
		Value	amount	notional	appreciation/(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
British Pound (Short)	Citibank, N.A.	1/06/17	5,278	$6,470,694	$267,844	—
Euro (Short)	Citibank, N.A.	1/06/17	7,099	7,817,216	137,994	—
Total					$405,838	$—

	Cost or
	Premiums, Net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$—	$405,838	$—

	Cost or
	Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$405,838	$—

See notes to portfolio of investments

Henderson Global Funds Dividend & Income Builder Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Industry concentration as a percentage of net assets:	% of Net Assets
Pharmaceuticals	9.73%
Integrated Telecommunication Services	8.81
Tobacco	7.03
Diversified Banks	6.71
Integrated Oil & Gas	5.84
Publishing	2.75
Industrial Conglomerates	2.74
Air Freight & Logistics	2.70
Systems Software	2.70
Life & Health Insurance	2.61
Packaged Foods & Meats	2.32
Other Diversified Financial Services	2.24
Cable TV	2.11
Consumer Finance	1.95
Soft Drinks	1.85
Aerospace & Defense	1.76
Multi-Utilities	1.71
Communications Equipment	1.65
Electric Utilities	1.52
Semiconductors	1.38
Specialized REITs	1.30
Auto Parts & Equipment	1.29
Research & Consulting Services	1.29
Automobile Manufacturers	1.25
Wireless Telecommunication Services	1.24
Distillers & Vintners	1.24
Cable & Satellite	1.18
Consumer Electronics	1.14
Telephone-Integrated	1.06
Leisure Facilities	0.98
Personal Products	0.97
Casinos & Gaming	0.91
Gambling (Non-Hotel)	0.87
Reinsurance	0.86
Retail REITs	0.84
Financial Exchanges & Data	0.82
Super-Regional Banks-US	0.82
Multi-line Insurance	0.80
Specialized Finance	0.79
Broadcasting	0.78
Real Estate Development	0.70
Homebuilding	0.68
Asset Management & Custody Banks	0.67
Diversified REITs	0.61
Containers - Metal/Glass	0.50
Radio	0.48
Medical-Hospitals	0.43
Food-Catering	0.42
Money Center Banks	0.32
Funeral Services & Related Items	0.19
Paper Packaging	0.17

See notes to portfolio of investments

Henderson Global Funds Dividend & Income Builder Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Long-Term Investments	95.71
Short-Term Investment	3.38
Total investments	99.09
Financial Derivative Instruments	0.33
Net other assets and liabilities	0.58
100.00%

See notes to portfolio of investments

Henderson Global Funds Dividend & Income Builder Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
US Dollar	45
Euro	24
British Pound	14
Swiss Franc	7
Japanese Yen	5
Hong Kong Dollar	1
Canadian Dollar	1
Israeli Shekel	1
Norwegian Krone	1
Australian Dollar	1
100%

See notes to portfolio of investments

Henderson Global Funds Dividend & Income Builder Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Fair Value Measurement
The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$1,033,175	$—	$—	$1,033,175
Canada	1,437,063	—	—	1,437,063
France	8,682,544	—	—	8,682,544
Germany	6,919,875	—	—	6,919,875
Hong Kong	1,836,652	—	—	1,836,652
Israel	1,194,008	—	—	1,194,008
Italy	1,863,837	—	—	1,863,837
Japan	5,800,840	—	—	5,800,840
Netherlands	6,212,576	—	—	6,212,576
Norway	1,176,718	—	—	1,176,718
Portugal	1,447,311	—	—	1,447,311
Switzerland	8,389,288	—	—	8,389,288
Taiwan	1,690,129	—	—	1,690,129
United Kingdom	21,668,906	—	—	28,002,960
United States	28,002,960	—	—	28,820,729
Total Common Stocks	97,355,882	—	—	97,355,882
Corporate Bonds
France	—	678,750	—	678,750
Germany	—	509,375	—	509,375
Ireland	—	609,000	—	609,000
Netherlands	—	1,061,975	—	1,061,975
Spain	—	387,930	—	387,930
United Kingdom	—	3,382,021	—	3,382,021
United States	—	8,810,297	—	8,810,297
Total Corporate Bonds	—	15,439,348	—	15,439,348
REITs
France	741,953	—	—	741,953
Netherlands	1,028,041	—	—	1,028,041
United States	1,590,867	—	—	1,590,867
Total REITs	3,360,861	—	—	3,360,861
Partnerships
United States	817,769	—	—	817,769
Short-term Investment	4,133,520	—	—	4,133,520
Total Investments	$105,668,032	$15,439,348	$—	$121,107,380
Financial Derivative Instruments - Assets
Over-the-counter	$—	$405,838	$—	$405,838
Total Financial Derivative Instruments - Assets	$—	$405,838	$—	$405,838

See notes to portfolio of investments

Henderson Global Funds Dividend & Income Builder Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

During the period ended October 31, 2016, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds Emerging Markets Fund October 31, 2016	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Common stocks - 90.40%
	Australia - 2.71%
115,246	Newcrest Mining, Ltd.	$1,977,781

	Brazil - 11.41%
165,095	Banco Bradesco S.A.	1,641,123
718,369	Duratex S.A.	1,939,956
57,012	Engie Brasil Energia S.A.	724,260
271,274	Mahle-Metal Leve S.A.	1,880,731
74,994	Natura Cosmeticos S.A.	720,337
260,004	WEG S.A.	1,433,606
		8,340,013
	Chile - 11.83%
168,708	Antofagasta plc	1,121,288
92,655	Cia Cervecerias Unidas S.A., ADR	1,992,082
21,621,416	Cia Sud Americana de Vapores S.A. *	443,206
116,133	Empresa Nacional de Telecomunicaciones S.A. *	1,244,498
1,252,094	Inversiones Aguas Metropolitanas S.A.	2,280,995
640,131	Quinenco S.A.	1,567,940
		8,650,009
	China - 7.87%
314,800	China Mengniu Dairy Co., Ltd.	596,677
308,000	China Resources Gas Group, Ltd.	967,024
725,200	Fuyao Glass Industry Group Co., Ltd. (a)	2,108,588
402,000	Stella International Holdings, Ltd.	697,683
1,402,000	Uni-President China Holdings, Ltd.	949,062
112,800	Yue Yuen Industrial Holdings, Ltd.	429,788
		5,748,822
	Czech Republic - 1.26%
25,052	Komercni banka AS	917,644

	Egypt - 0.90%
149,517	Commercial International Bank Egypt SAE	660,865

	India - 11.95%
162,988	City Union Bank, Ltd.	364,845
13,143	Cognizant Technology Solutions Corp., Class A *	674,893
13,905	Dr Reddy's Laboratories, Ltd.	691,018

See notes to portfolio of investments

Henderson Global Funds Emerging Markets Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
89,683	Housing Development Finance Corp., Ltd.	$1,849,079
609,602	Idea Cellular, Ltd.	700,545
581,635	IDFC Bank, Ltd.	693,662
260,544	IDFC, Ltd. *	269,764
64,344	Infosys, Ltd.	965,741
31,047	Mahindra & Mahindra, Ltd.	610,815
1,024,951	Tata Power Co., Ltd.	1,197,041
58,686	Tech Mahindra, Ltd.	387,072
5,545	UltraTech Cement, Ltd.	329,446
		8,733,921
	Indonesia - 0.88%
697,400	Hero Supermarket Tbk PT (b) *	67,346
3,434,975	XL Axiata Tbk PT *	579,165
		646,511
	Kazakhstan - —%
955,965	International Petroleum, Ltd. (b) (c) *	—

	Korea - 2.31%
20,696	LG Corp.	1,108,730
2,283	Samsung Fire & Marine Insurance Co., Ltd.	581,599
		1,690,329
	Malaysia - 0.52%
322,135	Axiata Group Bhd	377,808

	Mexico - 3.42%
284,428	Genomma Lab Internacional S.A.B de C.V., Class B *	341,296
891,422	Grupo Herdez SAB de CV	2,159,108
		2,500,404
	Netherlands - 1.78%
16,922	Heineken Holding N.V.	1,302,372

	Nigeria - 3.02%
512,000	Guaranty Trust Bank plc	38,118
237,245	Guaranty Trust Bank plc, GDR	944,235
298,614	PZ Cussons plc	1,224,072
		2,206,425
	Philippines - 1.12%
1,310,200	Manila Water Co., Inc.	818,495

	Poland - 1.78%
42,145	Bank Pekao S.A.	1,300,364

	South Africa - 12.17%
509,119	African Oxygen, Ltd.	744,965
350,075	Grindrod, Ltd.	288,446
62,199	Pioneer Foods Group, Ltd.	750,839

See notes to portfolio of investments

Henderson Global Funds Emerging Markets Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
170,693	Shoprite Holdings, Ltd.	$2,519,174
237,525	Standard Bank Group, Ltd.	2,520,095
72,759	Tiger Brands, Ltd.	2,071,975
		8,895,494
	Taiwan - 9.80%
49,000	Asustek Computer, Inc.	429,327
161,000	Chroma ATE, Inc.	408,654
190,465	Delta Electronics, Inc.	1,004,909
248,000	Merida Industry Co., Ltd.	1,143,437
806,001	Standard Foods Corp.	1,994,730
1,128,280	Uni-President Enterprises Corp.	2,184,517
		7,165,574
	Thailand - 2.72%
318,200	Delta Electronics Thailand pcl	713,728
103,600	Kasikornbank pcl	509,157
1,137,300	Mega Lifesciences pcl	763,670
		1,986,555
	Turkey - 0.37%
61,261	Yazicilar Holding AS, Class A	269,257

	United Kingdom - 2.58%
246,788	Cairn Energy plc *	614,408
30,360	Unilever plc	1,270,151
		1,884,559
	Total common stocks
	(Cost $61,561,176)	66,073,202
Preferred stock - 1.17%
	Chile - 1.17%
228,117	Embotelladora Andina S.A.	852,619

	Total preferred stock
	(Cost $694,082)	852,619

See notes to portfolio of investments

Henderson Global Funds Emerging Markets Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

	Total long-term investments
	(Cost $62,255,258)	66,925,821
Short-term investment - 4.57%
3,335,810	Fidelity Investments Money Market Treasury Portfolio	3,335,810

	Total short-term investment
	(Cost $3,335,810)	3,335,810

Total investments - 96.14%
(Cost $65,591,068)		70,261,631

Net other assets and liabilities – 3.86%		2,824,627

Total net assets – 100.00%		$73,086,258

*	Non-income producing security
(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2016, the restricted securities held by the Fund had an aggregate value of $2,108,588, which represented 2.9% of net assets.

(b)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(c)	Fair valued at October 31, 2016 as determined in good faith using procedures approved by the Board of Trustees.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See notes to portfolio of investments

Henderson Global Funds Emerging Markets Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Industry concentration as a percentage of net assets:	% of Net Assets
Packaged Foods & Meats	14.65%
Diversified Banks	13.12
Auto Parts & Equipment	5.46
Brewers	4.51
Water Utilities	4.24
Industrial Conglomerates	4.03
Food Retail	3.54
Household Products	3.41
Wireless Telecommunication Services	3.18
IT Consulting & Other Services	2.77
Gold	2.71
Forest Products	2.65
Thrifts & Mortgage Finance	2.53
Pharmaceuticals	2.46
Electronic Components	2.35
Industrial Machinery	1.96
Electric Utilities	1.64
Leisure Products	1.56
Footwear	1.54
Diversified Metals & Mining	1.53
Gas Utilities	1.32
Soft Drinks	1.17
Industrial Gases	1.02
Marine	1.00
Renewable Electricity	0.99
Personal Products	0.99
Oil & Gas Exploration & Production	0.84
Automobile Manufacturers	0.84
Property & Casualty Insurance	0.80
Integrated Telecommunication Services	0.79
Technology Hardware, Storage & Peripherals	0.59
Electronic Equipment & Instruments	0.56
Construction Materials	0.45
Specialized Finance	0.37
Total Long-Term Investments	91.57
Short-Term Investment	4.57
Total Investments	96.14
Net Other Assets and Liabilities	3.86
100.00%
See notes to portfolio of investments

Henderson Global Funds Emerging Markets Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
South African Rand	13%
Brazilian Real	12
Indian Rupee	11
US Dollar	11
Taiwan Dollar	10
Chilean Peso	9
Hong Kong Dollar	8
British Pound	6
Mexican Peso	4
Thai Baht	3
Australian Dollar	3
Korean Won	2
Euro	2
Polish Zloty	2
Czech Koruna	1
Philippine Peso	1
Indonesian Rupiah	1
Malaysian Ringgit	1
Turkish Lira	0	*
Nigerian Naira	0	*
	100%

*	Less than 0.5% of total investments.

See notes to portfolio of investments

Henderson Global Funds Emerging Markets Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Fair Value Measurement

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)		Total
Assets
Common Stocks
Australia	$1,977,781	$—	$—		$1,977,781
Brazil	8,340,013	—	—		8,340,013
Chile	8,650,009	—	—		8,650,009
China	5,748,822	—	—		5,748,822
Czech Republic	917,644	—	—		917,644
Egypt	660,865	—	—		660,865
India	8,733,921	—	—		8,733,921
Indonesia	646,511	—	—		646,511
Kazakhstan	—	—	—	*	—
Korea	1,690,329	—	—		1,690,329
Malaysia	377,808	—	—		377,808
Mexico	2,500,404	—	—		2,500,404
Netherlands	1,302,372	—	—		1,302,372
Nigeria	2,206,425	—	—		2,206,425
Philippines	818,495	—	—		818,495
Poland	1,300,364	—	—		1,300,364
South Africa	8,895,494	—	—		8,895,494
Taiwan	7,165,574	—	—		7,165,574
Thailand	1,986,555	—	—		1,986,555
Turkey	269,257	—	—		269,257
United Kingdom	1,884,559	—	—		1,884,559
Total Common Stocks	66,073,202	—	—		66,073,202
Preferred Stock
Chile	852,619	—	—		852,619
Total Preferred Stock	852,619	—	—		852,619
Short-term Investment	3,335,810	—	—		3,335,810
Total Investments	$70,261,631	$—	$—		$70,261,631

* Fund held a level 3 security that was fair valued at $0 at October 31, 2016.

During the period ended October 31, 2016, there were no transfers in or out of security levels.

Following is a reconciliation of investments in which significant observable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2016	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of October 31, 2016
Common Stock
International Petroleum, Ltd.	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to level 3 investments held at October 31, 2016 was $0.

The Fund’s Adviser has determined that International Petroleum, Ltd. is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. The fair valuation reflects that the early-stage exploration company has been suspended from trading since October 2013 due to significant doubt about its ability to sell its Russian-based assets and failed merger with Range Resources, Ltd.

See notes to portfolio of investments

Henderson Global Funds European Focus Fund October 31, 2016	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Common stocks - 97.35%
	Australia - 0.07%
5,200,000	African Petroleum Corp., Ltd. (a) *	$1,636,338

	Canada - 0.97%
10,752,083	Africa Energy Corp. (a) *	2,204,446
2,235,878	Africa Oil Corp. *	3,200,541
574,622	Africa Oil Corp. (b) *	822,541
10,925,000	Africa Oil Corp. (c) *	15,857,437
		22,084,965
	Finland - 8.09%
41,100,000	Nokia Oyj	183,538,137

	France - 9.83%
1,000,000	Accor S.A.	37,965,693
1,750,000	Carrefour S.A.	45,903,800
950,000	Renault S.A.	82,500,873
2,800,000	Vivendi S.A.	56,617,568
		222,987,934
	Germany - 8.77%
650,000	Bayer AG	64,425,317
370,000	Continental AG	70,896,554
5,000,000	TUI AG	63,464,436
		198,786,307
	Ireland - 0.14%
24,300,000	Providence Resources plc (a) *	3,234,575

	Israel - 7.73%
4,100,000	Teva Pharmaceutical Industries, Ltd., ADR (c)	175,234,000

	Italy - 2.42%
9,000,000	Intesa Sanpaolo SpA	20,846,278
5,100,000	Poste Italiane SpA (d)	33,955,062
		54,801,340
	Netherlands - 4.94%
450,000	ASML Holding N.V.	47,669,806
1,000,000	Koninklijke Ahold Delhaize N.V.	22,827,717
1,330,000	Nostrum Oil & Gas plc (c) *	5,714,002
1,000,000	Sensata Technologies Holding N.V. (c) *	35,730,000
		111,941,525
	Nigeria - 0.09%
8,280,000	Lekoil, Ltd. (c) *	2,077,619

	Panama - 2.71%
1,250,000	Carnival Corp. (c)	61,375,000

See notes to portfolio of investments

Henderson Global Funds European Focus Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
	Spain - 4.66%
12,600,000	NH Hotel Group S.A. *	$55,672,405
3,370,000	Parques Reunidos Servicios Centrales SAU (a) (d) *	47,907,468
460,000	Telepizza Group S.A. (d) *	2,171,350
		105,751,223
	Sweden - 3.39%
3,200,000	Lundin Petroleum AB *	57,572,117
4,000,000	Telefonaktiebolaget LM Ericsson, B Shares	19,361,946
		76,934,063
	Switzerland - 9.80%
800,000	Dufry AG *	97,337,174
3,500,000	OC Oerlikon Corp. AG (c)	32,929,109
400,000	Roche Holding AG	91,960,992
		222,227,275
	United Kingdom - 30.96%
5,520,963	Aberdeen Asset Management plc	21,638,036
9,298,011	Ashmore Group plc	39,957,890
11,750,000	Aviva plc	63,683,532
30,000,000	Barclays plc	69,878,200
10,125,000	BNN Technology plc (a) (c) *	17,783,965
10,000,000	BT Group plc	46,016,306
5,937,500	Informa plc	48,873,965
3,500,000	Inmarsat plc	30,052,277
4,200,000	Just Eat plc *	28,891,312
8,800,000	Kingfisher plc	38,916,368
1,500,000	Liberty Global plc, Class A (c) *	48,900,000
7,000,000	Marks & Spencer Group plc	29,174,057
8,500,000	Merlin Entertainments plc (d)	47,941,659
4,350,000	Mytrah Energy, Ltd. (a) *	2,588,991
2,700,000	Royal Dutch Shell plc, B Shares	69,896,560
6,000,000	Royal Mail plc	36,059,060
23,700,000	Saga plc	57,553,492
12,515,000	Savannah Petroleum plc (a) *	4,365,735
		702,171,405
	United States - 2.78%
1,000,000	Norwegian Cruise Line Holdings, Ltd. *	38,870,000
425,000	Shire plc	24,189,314
		63,059,314
	Total common stocks
	(Cost $2,546,822,760)	2,207,841,020

See notes to portfolio of investments

Henderson Global Funds European Focus Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Preferred stock - 1.52%
	Italy - 1.52%
16,000,000	Intesa Sanpaolo SpA	$34,565,961

	Total preferred stock
	(Cost $44,285,442)	34,565,961

Warrants - —%
	Norway - —%
2,388,950	African Petroleum Corp., Ltd. (expires 3/16/17) (a) (b) *	—

	Total Warrants
	(Cost $—)	—

	Total long-term investments
	(Cost $2,591,108,202)	2,242,406,981

Short-term investment - 0.21%
4,750,287	Fidelity Investments Money Market Treasury Portfolio	4,750,287

	Total short-term investment
	(Cost $4,750,287)	4,750,287

Other securities - 0.11%
2,623,736	State Street Navigator Securities Lending Government Portfolio (e)	2,623,736

	Total other securities
	(Cost $2,623,736)	2,623,736

Total investments - 99.19%
(Cost $2,598,482,225)		2,249,781,004

Financial Derivative Instruments (f)
(Cost or Premiums, net $0) - 0.45%		10,203,191

Net other assets and liabilities – 0.36%		8,060,096

Total net assets – 100.00%		$2,268,044,291

*	Non-income producing security
(a)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(b)	Fair valued at October 31, 2016 as determined in good faith using procedures approved by the Board of Trustees.
(c)	All or a portion of this security is on loan on an overnight and continuous basis; see notes to portfolio of investments for further information.
(d)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2016, the restricted securities held by the Fund had an aggregate value of $131,975,539, which represented 5.8% of net assets.

(e)	Represents cash collateral received from securities lending transactions; see notes to portfolio of investments for further information.
(f)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipt

See notes to portfolio of investments

Henderson Global Funds European Focus Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

(f) FINANCIAL DERIVATIVE INSTRUMENTS
OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS
	Counterparty	Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
British Pound (Short)	Citibank, N.A.	1/06/17	195,591	$239,796,809	$10,203,191	—
Total					$10,203,191	$—

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$10,203,191	$—

See notes to portfolio of investments

Henderson Global Funds European Focus Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Pharmaceuticals	14.62%
Hotels, Resorts & Cruise Lines	11.35
Communications Equipment	8.95
Diversified Bankss	5.52
Multi-line Insurance	5.34
Specialty Stores	4.29
Oil & Gas Exploration & Production	4.26
Leisure Facilities	4.23
Automobile Manufacturers	3.64
Tires & Rubber	3.13
Integrated Oil & Gas	3.08
Asset Management & Custody Banks	2.72
Movies & Entertainment	2.50
Cable & Satellite	2.16
Publishing	2.15
Semiconductor Equipment	2.10
Integrated Telecommunication Services	2.03
Hypermarkets & Super Centers	2.02
Home Improvement Retail	1.72
Air Freight & Logistics	1.59
Electrical Components & Equipment	1.57
Life & Health Insurance	1.50
Industrial Machinery	1.45
Alternative Carriers	1.32
Department Stores	1.29
Internet Software & Services	1.27
Biotechnology	1.07
Food Retail	1.01
Casinos & Gaming	0.78
Independent Power Producers & Energy Traders	0.11
Restaurants	0.10
Long-Term Investments	98.87
Short-Term Investment	0.21
Other securities	0.11
Total investments	99.19
Financial Derivative Instruments	0.45
Net other assets and liabilities	0.36
100%

See notes to portfolio of investments

Henderson Global Funds European Focus Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
Euro	36%
British Pound	33
US Dollar	16
Swiss Franc	10
Swedish Krona	4
Canadian Dollar	0	*
Norwegian Krone	0	*
	100%

* Less than 0.5% of total investments.

See notes to portfolio of investments

Henderson Global Funds European Focus Fund October 31, 2016 (continued) Fair Value Measurment	Portfolio of investments (unaudited)

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016.
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)		Significant unobservable inputs (level 3)	Total
Assets
Common stocks
Australia	$1,636,338	$—		$—	$1,636,338
Canada	21,262,424	822,541		—	22,084,965
Finland	183,538,137	—		—	183,538,137
France	222,987,934	—		—	222,987,934
Germany	198,786,307	—		—	198,786,307
Ireland	3,234,575	—		—	3,234,575
Israel	175,234,000	—		—	175,234,000
Italy	54,801,340	—		—	54,801,340
Netherlands	111,941,525	—		—	111,941,525
Nigeria	2,077,619	—		—	2,077,619
Panama	61,375,000	—		—	61,375,000
Spain	105,751,223	—		—	105,751,223
Sweden	76,934,063	—		—	76,934,063
Switzerland	222,227,275	—		—	222,227,275
United Kingdom	702,171,405	—		—	702,171,405
United States	63,059,314	—		—	63,059,314
Total common stocks	2,207,018,479	822,541		—	2,207,841,020
Preferred stock
Italy	34,565,961	—		—	34,565,961
Total preferred stock	34,565,961	—		—	34,565,961
Warrants
Norway	—	—	*	—	0
Total Warrants	—	—	*	—	0
Short-term investment	4,750,287	—		—	4,750,287
Other securities	2,623,736	—		—	2,623,736
Total investments	2,248,958,463	822,541		—	2,249,781,004
Financial Derivative Instruments - Assets
Over-the counter	—	10,203,191		—	10,203,191
Total Financial Derivative Instruments - Assets	$—	$10,203,191		$—	$10,203,191
* Fund held a level 2 security that was fair valued at $0 at October 31, 2016.

During the period ended October 31, 2016, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds Global Equity Income Fund October 31, 2016	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Common stocks - 90.33%
	Australia - 8.19%
3,414,412	Amcor, Ltd.	$38,180,936
18,346,909	AMP, Ltd.	63,781,161
2,699,464	Australia & New Zealand Banking Group, Ltd.	57,189,467
1,036,100	Commonwealth Bank of Australia	57,843,141
3,991,927	Crown Resorts, Ltd.	33,069,207
30,803,840	DUET Group	55,769,291
2,037,173	Premier Investments, Ltd.	21,989,918
		327,823,121
	Canada - 1.78%
741,931	Bank of Montreal	47,216,305
1,168,252	Inter Pipeline, Ltd.	24,222,089
		71,438,394
	France - 5.16%
891,003	Compagnie de Saint-Gobain	39,559,205
1,293,263	Lagardere SCA	32,936,571
7,415,282	Natixis S.A.	37,485,289
3,508,466	Orange S.A.	55,267,870
861,911	Total S.A.	41,366,248
		206,615,183
	Germany - 2.53%
1,213,616	Deutsche Post AG	37,609,341
346,023	Siemens AG	39,295,156
1,928,271	TUI AG	24,475,326
		101,379,823
	Hong Kong - 1.54%
17,288,000	BOC Hong Kong Holdings, Ltd.	61,746,440

	Israel - 0.98%
21,581,561	Bezeq The Israeli Telecommunication Corp, Ltd.	39,210,562

	Italy - 1.86%
17,312,801	Enel SpA	74,500,117

	Japan - 9.33%
7,849,000	Daiwa Securities Group, Inc.	46,980,236
1,517,300	Japan Tobacco, Inc.	57,786,747
2,319,800	NTT DOCOMO, Inc.	58,409,764
2,565,000	Sumitomo Mitsui Financial Group, Inc.	89,348,193
1,569,800	Tokio Marine Holdings, Inc.	62,106,419
1,015,300	Toyota Motor Corp.	58,853,902
		373,485,261

See notes to portfolio of investments

Henderson Global Funds Global Equity Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
	Korea - 1.98%
385,486	KT&G Corp.	$38,068,532
210,626	SK Telecom Co., Ltd.	41,140,408
		79,208,940
	Netherlands - 1.42%
4,310,820	ING Groep N.V.	56,762,785

	New Zealand - 2.11%
3,929,414	Fletcher Building, Ltd.	29,138,907
21,442,062	Spark New Zealand, Ltd. *	55,457,307
		84,596,214
	Norway - 2.34%
5,887,956	Telenor ASA	93,710,169

	Singapore - 2.14%
30,706,700	Singapore Telecommunications, Ltd.	85,636,655

	Spain - 2.55%
3,085,052	Gas Natural SDG S.A.	60,874,434
1,969,021	Red Electrica Corp. S.A.	41,079,181
		101,953,615
	Switzerland - 3.45%
1,037,935	Novartis AG	73,842,276
279,400	Roche Holding AG	64,234,753
		138,077,029
	Taiwan - 0.10%
1,438,400	Hon Hai Precision Industry Co., Ltd.	3,887,999

	United Kingdom - 31.43%
4,439,332	Aberdeen Asset Management plc	17,398,853
11,927,040	BAE Systems plc	79,197,976
20,327,448	BP plc	120,348,480
19,093,168	BT Group plc	87,859,706
17,589,455	Centrica plc	46,116,200
10,645,272	Connect Group plc (a)	17,916,003
1,449,918	Diageo plc	38,679,601
8,561,530	Direct Line Insurance Group plc	36,268,922
6,076,260	DS Smith plc	29,660,138
1,490,769	Galliford Try plc	22,370,850
692,989	Go-Ahead Group plc	17,592,062
5,011,409	Intermediate Capital Group plc	37,141,177
6,626,488	Investec plc	41,202,996
19,961,959	ITV plc	41,659,035
4,146,042	National Grid plc	54,046,176
2,785,688	Phoenix Group Holdings	24,907,742
3,460,353	Prudential plc	56,522,407

See notes to portfolio of investments

Henderson Global Funds Global Equity Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
666,156	Rio Tinto plc	$23,152,585
4,953,228	Royal Dutch Shell plc, A Shares	123,483,522
1,576,716	Royal Mail plc	9,475,816
4,317,512	Sky plc	43,228,336
2,503,898	SSE plc	48,760,537
14,260,876	Standard Life plc	58,964,078
2,337,150	The Berkeley Group Holdings plc	67,483,281
5,202,272	Tullett Prebon plc	22,604,925
33,643,107	Vodafone Group plc	92,570,811
		1,258,612,215
	United States - 11.44%
2,988,513	Ares Capital Corp.	45,724,249
2,013,538	Cisco Systems, Inc.	61,775,346
762,935	Las Vegas Sands Corp.	44,158,678
123,088	Lockheed Martin Corp.	30,326,421
778,679	Microsoft Corp.	46,658,446
2,162,997	Pfizer, Inc.	68,588,635
611,959	Philip Morris International, Inc.	59,017,326
1,024,917	Reynolds American, Inc.	56,452,428
817,175	Six Flags Entertainment Corp.	45,475,789
		458,177,318
	Total common stocks
	(Cost $3,790,898,417)	3,616,821,840

REITs - 7.22%
	Australia - 2.51%
9,212,691	Dexus Property Group	62,652,345
11,821,645	Scentre Group	37,859,365
		100,511,710
	France - 1.10%
613,177	ICADE	44,075,584

	Netherlands - 1.36%
1,278,508	Eurocommercial Properties N.V. (a)	54,427,051

	Singapore - 1.47%
34,610,483	Ascendas Real Estate Investment Trust	58,959,098

	United States - 0.78%
927,916	Iron Mountain, Inc.	31,298,607

	Total REITs
	(Cost $298,308,852)	289,272,050

See notes to portfolio of investments

Henderson Global Funds Global Equity Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Rights - 0.11%
	United Kingdom - 0.11%
1,624,985	Phoenix Group Holdings (expires 11/8/16) *	$4,415,541

	Total Rights
	(Cost $3,750,246)	4,415,541

Investment companies - 0.62%
	Thailand - 0.62%
57,859,600	Digital Telecommunications Infrastructure Fund	24,798,743

	Total investment companies
	(Cost $21,594,216)	24,798,743

	Total long-term investments
	(Cost $4,114,551,731)	3,935,308,174

Short-term investment - 0.67%
26,921,580	Fidelity Investments Money Market Treasury Portfolio	26,921,580

	Total short-term investment
	(Cost $26,921,580)	26,921,580

Total investments - 98.95%
(Cost $4,141,473,311)		3,962,229,754

Financial Derivative Instruments (b)
(Cost or Premiums, net $0) - 0.44%		17,560,632

Net other assets and liabilities – 0.61%		24,429,281

Total net assets – 100.00%		$4,004,219,667

*	Non-income producing security
(a)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(b)	Information with respect to financial derivative instruments is disclosed in the following tables.

See notes to portfolio of investments

Henderson Global Funds Global Equity Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds Global Equity Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

(b) FINANCIAL DERIVATIVE INSTRUMENTS
OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS
	Counterparty	Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
Australian Dollar (Short)	JP Morgan Chase Bank, N.A.	1/06/17	240,000	$182,272,508	$1,051,492	—
British Pound (Short)	Barclays Bank plc	1/06/17	321,000	393,549,101	16,509,140	—
Total					$17,560,632	$—

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$17,560,632	$—

See notes to portfolio of investments

Henderson Global Funds Global Equity Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)
Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Integrated Telecommunication Services	10.42%
Diversified Banks	10.18
Integrated Oil & Gas	7.12
Tobacco	5.28
Pharmaceuticals	5.16
Wireless Telecommunication Services	4.80
Electric Utilities	4.10
Multi-Utilities	3.89
Life & Health Insurance	3.62
Asset Management & Custody Banks	3.12
Aerospace & Defense	2.74
Property & Casualty Insurance	2.46
Retail REITs	2.30
Casinos & Gaming	1.93
Investment Banking & Brokerage	1.74
Paper Packaging	1.69
Homebuilding	1.69
Other Diversified Financial Services	1.59
Office REITs	1.56
Communications Equipment	1.54
Gas Utilities	1.52
Industrial REITs	1.47
Automobile Manufacturers	1.47
Air Freight & Logistics	1.18
Systems Software	1.16
Leisure Facilities	1.14
Diversified REITs	1.10
Cable & Satellite	1.08
Broadcasting	1.04
Diversified Capital Markets	1.03
Building Products	0.99
Industrial Conglomerates	0.98
Distillers & Vintners	0.97
Publishing	0.82
Specialized REITs	0.78
Construction Materials	0.73
Hotels, Resorts & Cruise Lines	0.61
Oil & Gas Storage & Transportation	0.60
Diversified Metals & Mining	0.58
Construction & Engineering	0.56
Apparel Retail	0.55
Distributors	0.45
Railroads	0.44
Electronic Manufacturing Services	0.10
Total Long-Term Investments	98.28
Short-Term Investment	0.67
Total Investments	98.95
Financial Derivative Instruments	0.44
Net Other Assets and Liabilities	0.61
100%

See notes to portfolio of investments

Henderson Global Funds Global Equity Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Currency exposure of portfolio assets before any currency hedging, if applicable.	% of total
Excludes derivatives:	investments
British Pound	29%
Euro	19
US Dollar	13
Australian Dollar	12
Japanese Yen	9
Singapore Dollar	4
Swiss Franc	3
Norwegian Krone	2
Korean Won	2
Canadian Dollar	2
Hong Kong Dollar	2
Israeli Shekel	1
New Zealand Dollar	1
Thai Baht	1
Taiwan Dollar	0 *
100%

* Less than 0.5% of total investments.
See notes to portfolio of investments

Henderson Global Funds Global Equity Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Fair Value Measurement The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$327,823,121	$—	$—	$327,823,121
Canada	71,438,394	—	—	71,438,394
France	206,615,183	—	—	206,615,183
Germany	101,379,823	—	—	101,379,823
Hong Kong	61,746,440	—	—	61,746,440
Israel	39,210,562	—	—	39,210,562
Italy	74,500,117	—	—	74,500,117
Japan	373,485,261	—	—	373,485,261
Korea	79,208,940	—	—	79,208,940
Netherlands	56,762,785	—	—	56,762,785
New Zealand	84,596,214	—	—	84,596,214
Norway	93,710,169	—	—	93,710,169
Singapore	85,636,655	—	—	85,636,655
Spain	101,953,615	—	—	101,953,615
Switzerland	138,077,029	—	—	138,077,029
Taiwan	3,887,999	—	—	3,887,999
United Kingdom	1,258,612,215	—	—	1,258,612,215
United States	458,177,318	—	—	458,177,318
Total Common Stocks	3,616,821,840	—	—	3,616,821,840
REITs
Australia	100,511,710	—	—	100,511,710
France	44,075,584	—	—	44,075,584
Netherlands	54,427,051	—	—	54,427,051
Singapore	58,959,098	—	—	58,959,098
United States	31,298,607	—	—	31,298,607
Total REITs	289,272,050	—	—	289,272,050
Rights
United Kingdom	4,415,541	—	—	4,415,541
Total Rights	4,415,541	—	—	4,415,541
Investment Companies
Thailand	24,798,743	—	—	24,798,743
Total Investment Companies	24,798,743	—	—	24,798,743
Short-term Investment	26,921,580	—	—	26,921,580
Total Investments	$3,962,229,754	$—	$—	$3,962,229,754
Financial Derivative Instruments - Assets
Over-the-counter	$—	$17,560,632	$—	$17,560,632
Total Financial Derivative Instruments - Assets	$—	$17,560,632	$—	$17,560,632

During the period ended October 31, 2016, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds Global Technology Fund October 31, 2016	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Common stocks - 98.06%
	China - 7.80%
66,720	Alibaba Group Holding, Ltd. ADR (a) *	$6,784,757
301,100	Tencent Holdings, Ltd.	7,989,940
132,121	Vipshop Holdings, Ltd. ADR *	1,806,094
		16,580,791

	Finland - 1.20%
570,462	Nokia Oyj	2,547,483

	France - 0.87%
51,046	Criteo S.A., ADR *	1,845,313

	Germany - 0.12%
7,085	Siltronic AG *	254,871

	Israel - 1.19%
30,012	Check Point Software Technologies, Ltd. (a) *	2,537,815

	Japan - 0.76%
23,300	TDK Corp.	1,613,026

	Korea - 4.27%
5,723	Samsung Electronics Co., Ltd.	8,197,507
42,881	WONIK IPS Co., Ltd. *	873,172
		9,070,679
	Netherlands - 0.79%
39,284	ASM International N.V.	1,675,799

	Singapore - 3.12%
38,965	Broadcom, Ltd.	6,634,960

	United Kingdom - 0.57%
345,416	Worldpay Group plc (b)	1,204,104

	United States - 77.37%
91,434	Activision Blizzard, Inc.	3,947,206
47,341	Adobe Systems, Inc. *	5,089,631
13,846	Alphabet, Inc. Class A *	11,213,875
13,337	Alphabet, Inc. Class C *	10,463,410
4,904	Amazon.com, Inc. *	3,873,277
136,104	Apple, Inc.	15,453,248
112,013	Applied Materials, Inc.	3,257,338
12,702	Arista Networks, Inc. (a) *	1,076,495
46,710	Cavium, Inc. *	2,636,779
70,406	CDW Corp.	3,161,933
251,299	Cisco Systems, Inc.	7,709,853
52,559	Cognizant Technology Solutions Corp., Class A	2,698,905

See notes to portfolio of investments

Henderson Global Funds Global Technology Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
14,221	Dolby Laboratories, Inc., Class A	$676,777
107,948	eBay, Inc. *	3,077,597
46,964	Electronic Arts, Inc. *	3,687,613
33,250	EPAM Systems, Inc. *	2,140,303
111,619	Facebook, Inc., Class A *	14,620,973
45,476	Fidelity National Information Services, Inc.	3,361,586
20,783	FleetCor Technologies, Inc. (a) *	3,643,260
197,743	HP, Inc.	2,865,296
218,042	Intel Corp.	7,603,125
62,633	MasterCard, Inc., Class A (a)	6,702,984
224,650	Micron Technology, Inc. *	3,854,994
116,298	Microsoft Corp.	6,968,576
17,456	Palo Alto Networks, Inc. (a) *	2,685,256
105,016	QUALCOMM, Inc.	7,216,700
42,482	Red Hat, Inc.	3,290,231
47,108	salesforce.com, Inc. (a)	3,540,637
38,625	ServiceNow, Inc. (a) *	3,395,524
1,464	The Priceline Group, Inc. (a) *	2,158,273
13,063	Universal Display Corp. *	675,357
109,707	Visa, Inc., A Shares	9,051,925
44,078	Western Digital Corp. (a)	2,575,918
		164,374,855

	Total common stocks
	(Cost $136,174,461)	208,339,696

Preferred stock - 0.25%
	Korea - 0.25%
459	Samsung Electronics Co., Ltd.	528,296

	Total preferred stock
	(Cost $474,826)	528,296

	Total long-term investments
	(Cost $136,649,287)	208,867,992

Short-term investment - 1.63%
3,463,150	Fidelity Investments Money Market Treasury Portfolio	3,463,150

	Total short-term investment
	(Cost $3,463,150)	3,463,150

See notes to portfolio of investments

Henderson Global Funds Global Technology Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Other securities - 1.69%
	United States - 1.69%
3,588,567	State Street Navigator Securities Lending Government Portfolio (c)	3,588,567

	Total other securities
	(Cost $3,588,567)	3,588,567

Total investments - 101.63%
(Cost $143,701,004)		215,919,709

Net other assets and liabilities – (1.63)%		(3,468,131)

Total net assets – 100.00%		$212,451,578

*	Non-income producing security
(a)	All or a portion of this security is on loan on an overnight and continuous basis; see notes to portfolio of investments for further information.
(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2016, the restricted securities held by the Fund had an aggregate value of $1,204,104, which represented 0.6% of net assets.

(c)	Represents cash collateral received from securities lending transactions; see notes to portfolio of investments for further information.
ADR	American Depositary Receipt
See notes to portfolio of investments

Henderson Global Funds Global Technology Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Communications Equipment	6.60%
Electronic Equipment, Instruments & Components	2.88
Internet & Direct Marketing Retail	3.69
Internet Software & Services	26.35
IT Services	13.56
Semiconductors & Semiconductor Equipment	16.01
Software	15.28
Technology Hardware, Storage & Peripherals	13.94
Long-Term Investments	98.31
Short-Term Investment	1.63
Other Securities	1.69
Total investments	101.63
Net other assets and liabilities	(1.63)
100.00%

See notes to portfolio of investments

Henderson Global Funds Global Technology Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
US Dollar	88%
Korean Won	4
Hong Kong Dollar	4
Euro	2
Japanese Yen	1
British Pound	1
100%

See notes to portfolio of investments

Henderson Global Funds Global Technology Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Fair Value Measurement The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
China	$16,580,791	$—	$—	$16,580,791
Finland	2,547,483	—	—	2,547,483
France	1,845,313	—	—	1,845,313
Germany	254,871	—	—	254,871
Israel	2,537,815	—	—	2,537,815
Japan	1,613,026	—	—	1,613,026
Korea	9,070,679	—	—	9,070,679
Netherlands	1,675,799	—	—	1,675,799
Singapore	6,634,960	—	—	6,634,960
United Kingdom	1,204,104	—	—	1,204,104
United States	164,374,855	—	—	164,374,855
Total Common Stocks	208,339,696	—	—	208,339,696
Preferred Stock
Korea	528,296	—	—	528,296
Total Preferred Stock	528,296	—	—	528,296
Short-term Investment	3,463,150	—	—	3,463,150
Other Securities	3,588,567	—	—	3,588,567
Total Investments	$215,919,709	$—	$—	$215,919,709

During the period ended October 31, 2016, there were no transfers in or out of security levels.
See notes to portfolio of investments

Henderson Global Funds High Yield Opportunities Fund October 31, 2016	Portfolio of investments (unaudited)

Face				Value
amount		Coupon	Maturity	(note 2)

Bank Loans(a) (b) – 5.19%
	United States – 5.19%
300,000	Ancestry.Com Operations Inc., 2nd Lien Term Loan B	9.250%	10/19/24	$305,250
500,000	Chesapeake Energy Corp. Term Loan	8.500%	8/23/21	536,460
750,000	EP Energy LLC Term Loan	9.750%	6/30/21	770,625
500,000	KRATON Polymers LLC Term Loan B	6.000%	1/6/22	503,625
249,375	Zekelman Industries, Inc. Term Loan B	6.000%	6/14/21	251,972
				2,367,932
	Total bank loans
	(Cost $2,284,019)			2,367,932

Corporate bonds – 89.03%
	Canada – 4.68%
525,000	Concordia International Corp. (c)	9.000%	4/1/22	513,844
250,000	Garda World Security Corp. (c)	7.250%	11/15/21	240,000
800,000	HudBay Minerals, Inc.	9.500%	10/1/20	824,000
175,000	LG FinanceCo Corp. (c)	5.800%	11/1/24	177,516
400,000	Teck Resources, Ltd.	3.750%	2/1/23	379,750
				2,135,110

	Luxembourg – 2.89%
650,000	ARD Finance S.A. (c)	7.125%	9/15/23	645,938
665,000	Intelsat Jackson Holdings S.A. (c)	8.000%	2/15/24	671,650
				1,317,588

	Netherlands – 1.48%
275,000	Playa Resorts Holding B.V. (c)	8.000%	8/15/20	284,625
400,000	Ziggo Bond Finance B.V. (c)	6.000%	1/15/27	393,750
				678,375

	Puerto Rico – 1.42%
625,000	Popular, Inc.	7.000%	7/1/19	650,781

	United Kingdom – 1.72%
500,000	Inmarsat Finance plc (c)	6.500%	10/1/24	507,500
300,000	Tullow Oil plc (c)	6.250%	4/15/22	276,750
				784,250

	United States – 76.84%
335,000	Advanced Disposal Services, Inc. (c) (g)	5.625%	11/15/24	337,513
400,000	AK Steel Corp.	7.500%	7/15/23	432,000
265,000	Alere, Inc. (c)	6.375%	7/1/23	274,275
325,000	Antero Resources Corp.	5.375%	11/1/21	331,500
500,000	Avon International Operations, Inc. (c)	7.875%	8/15/22	538,125
500,000	BlueLine Rental Finance Corp. (c)	7.000%	2/1/19	438,750
435,000	BMC East LLC (c)	5.500%	10/1/24	442,612
285,000	Builders FirstSource, Inc. (c)	5.625%	9/1/24	288,919
640,000	BWAY Holding Co. (c)	9.125%	8/15/21	672,000
400,000	Caesars Entertainment Resort Properties LLC	11.000%	10/1/21	432,000
400,000	Caesars Entertainment Resort Properties LLC	8.000%	10/1/20	417,000

See notes to portfolio of investments

Henderson Global Funds High Yield Opportunities Fund October 31, 2016	Portfolio of investments (unaudited)

Face				Value
amount		Coupon	Maturity	(note 2)

275,000	Calpine Corp.	5.750%	1/15/25	$268,469
750,000	CBS Radio, Inc. (c)	7.250%	11/1/24	780,937
375,000	CCO Holdings LLC (c)	5.875%	5/1/27	393,750
525,000	Cengage Learning, Inc. (c)	9.500%	6/15/24	497,437
275,000	Century Intermediate Holding Co. 2 (c)	9.750%	2/15/19	279,125
225,000	CenturyLink, Inc.	7.500%	4/1/24	234,844
470,000	Cequel Communications Holdings I LLC (c)	7.750%	7/15/25	505,250
500,000	Cloud Crane LLC (c)	10.125%	8/1/24	522,500
375,000	Cortes NP Acquisition Corp. (c)	9.250%	10/15/24	393,516
215,000	CPG Merger Sub LLC (c)	8.000%	10/1/21	223,600
200,000	CVR Partners LP (c)	9.250%	6/15/23	196,870
600,000	Denbury Resources, Inc.	4.625%	7/15/23	439,500
500,000	Digicel Group, Ltd. (c)	8.250%	9/30/20	445,000
650,000	DISH DBS Corp.	7.750%	7/1/26	715,409
565,000	Double Eagle Acquisition Sub, Inc. (c)	7.500%	10/1/24	583,362
500,000	Eagle Materials, Inc.	4.500%	8/1/26	504,801
500,000	EMI Music Publishing Group North America Holdings, Inc. (c)	7.625%	6/15/24	542,500
300,000	Endeavor Energy Resources LP (c)	8.125%	9/15/23	321,750
450,000	Energy Transfer Equity LP	5.875%	1/15/24	459,619
665,000	Enviva Partners LP (c) (g)	8.500%	11/1/21	683,287
410,000	ESH Hospitality, Inc. (c)	5.250%	5/1/25	406,925
300,000	FelCor Lodging LP	6.000%	6/1/25	312,750
230,000	Fresh Market, Inc. (c)	9.750%	5/1/23	196,650
250,000	Frontier Communications Corp.	8.500%	4/15/20	267,813
400,000	Frontier Communications Corp.	11.000%	9/15/25	411,060
425,000	GCI, Inc.	6.875%	4/15/25	433,500
525,000	Gray Television, Inc. (c)	5.875%	7/15/26	523,687
450,000	Halcon Resources Corp. (c)	8.625%	2/1/20	461,250
500,000	Hecla Mining Co.	6.875%	5/1/21	512,500
400,000	Herc Rentals, Inc. (c)	7.500%	6/1/22	401,000
600,000	Hexion, Inc.	6.625%	4/15/20	528,000
425,000	Horizon Pharma, Inc.	6.625%	5/1/23	403,219
540,000	Hot Topic, Inc. (c)	9.250%	6/15/21	575,100
265,000	HUB International, Ltd. (c)	7.875%	10/1/21	271,546
500,000	Hughes Satellite Systems Corp. (c)	6.625%	8/1/26	496,250
350,000	ILFC E-Capital Trust II (c) (d)	4.250%	12/21/65	287,000
250,000	j2 Cloud Services, Inc.	8.000%	8/1/20	260,313
125,000	Kaiser Aluminum Corp.	5.875%	5/15/24	132,344
325,000	Kindred Healthcare, Inc.	8.750%	1/15/23	316,469
275,000	KLX, Inc. (c)	5.875%	12/1/22	281,243
500,000	Landry's, Inc. (c)	6.750%	10/15/24	511,250
125,000	McGraw-Hill Global Education Holdings LLC (c)	7.875%	5/15/24	135,781
475,000	Meritor, Inc.	6.250%	2/15/24	470,844
350,000	Midas Intermediate Holdco II LLC (c)	7.875%	10/1/22	357,875
280,000	Midcontinent Communications & Midcontinent Finance Corp. (c)	6.875%	8/15/23	299,600
500,000	Momentive Performance Materials, Inc.	3.880%	10/24/21	447,500
500,000	MPM Escrow LLC (e) (f)	8.875%	10/15/20	—
305,000	NBTY, Inc. (c)	7.625%	5/15/21	298,900
275,000	Nexstar Broadcasting, Inc. (c)	6.125%	2/15/22	283,250
600,000	Novelis Corp. (c)	6.250%	8/15/24	625,500
392,000	NRG Energy, Inc. (c)	6.625%	1/15/27	367,622
450,000	Oasis Petroleum, Inc.	6.875%	3/15/22	447,750

See notes to portfolio of investments

Henderson Global Funds High Yield Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Face				Value
amount		Coupon	Maturity	(note 2)

500,000	Orbital ATK, Inc.	5.500%	10/1/23	$522,500
150,000	Parsley Energy LLC (c)	6.250%	6/1/24	158,250
535,000	PetSmart, Inc. (c)	7.125%	3/15/23	561,081
250,000	Pinnacle Operating Corp. (c)	9.000%	11/15/20	156,250
460,000	Platform Specialty Products Corp. (c)	10.375%	5/1/21	497,950
310,000	PQ Corp. (c)	6.750%	11/15/22	335,188
545,000	Prime Security Services Borrower LLC (c)	9.250%	5/15/23	580,425
500,000	Reynolds Group Issuer, Inc. (c)	7.000%	7/15/24	535,312
500,000	Rivers Pittsburgh Borrower LP (c)	6.125%	8/15/21	517,500
410,000	Select Medical Corp.	6.375%	6/1/21	406,925
575,000	Signode Industrial Group Lux S.A. (c)	6.375%	5/1/22	583,625
400,000	SM Energy Co.	6.750%	9/15/26	410,750
925,000	Sprint Corp.	7.125%	6/15/24	871,812
400,000	Summit Materials LLC (c)	8.500%	4/15/22	442,000
600,000	Sunoco LP	6.250%	4/15/21	616,500
385,000	Tenet Healthcare Corp.	8.125%	4/1/22	378,262
500,000	TransDigm, Inc. (c)	6.375%	6/15/26	513,800
265,000	West Corp. (c)	5.375%	7/15/22	256,056
456,000	Western Digital Corp. (c)	10.500%	4/1/24	527,820
415,000	XPO Logistics, Inc. (c)	6.125%	9/1/23	427,969
435,000	Zekelman Industries, Inc. (c)	9.875%	6/15/23	458,925
				35,079,611
	Total corporate bonds
	(Cost $39,637,549)			40,645,715
	Total long-term investments
	(Cost $41,921,568)			43,013,647

Shares

Short-term investment - 6.43%

2,934,202	Fidelity Investments Money Market Treasury Portfolio (h)			2,934,202
	Total short-term investment
	(Cost $2,934,202)			2,934,202
Total investments - 100.65%
	(Cost $44,855,770)			45,947,849
Net other assets and liabilities – (0.65)%				(295,220)
Total net assets – 100.00%				$45,652,629

(a)
Bank loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Bank loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)
Bank loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(c)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2016, the restricted securities held by the Fund had an aggregate value of $26,405,231, which represented 57.8% of net assets.

(d)
Variable or Floating rate interest rate security. Includes fixed-to-floating rate corporate bond securities which currently pay a fixed coupon that will move to a floating rate coupon if the bond is not redeemed at the call date. Rate presented represents rate at October 31, 2016.

See notes to portfolio of investments

Henderson Global Funds High Yield Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

(e)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(f)	Fair valued at October 31, 2016 as determined in good faith using procedures approved by the Trustees of the Trust.
(g)	Security is purchased on a delayed delivery basis.
(h)	This short-term investment has been segregated for open delayed delivery purchases at October 31, 2016.

See notes to portfolio of investments

Henderson Global Funds High Yield Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Oil & Gas Exploration & Production	9.10%
Satellite Telecommunications	3.67
Chemicals - Diversified	3.24
Building & Construction Products - Miscellaneous	3.06
Aerospace/Defense-Equipment	2.89
Containers - Metal/Glass	2.89
Cellular Telecommunications	2.88
Cable TV	2.63
Cable/Satellite TV	2.43
Metal Processors & Fabrication	2.38
Telephone-Integrated	2.00
Casino Hotels	1.86
Chemicals - Specialty	1.82
Metal-Diversified	1.80
Security Services	1.80
Medical-Hospitals	1.72
Radio	1.71
Telecommunication Services	1.51
Energy-Alternate Sources	1.50
Commercial Banks-Southern US	1.43
Independent Power Producer	1.39
Oil & Gas Refining & Marketing	1.35
Hotels & Motels	1.31
Finance-Other Services	1.28
Steel-Specialty	1.28
Retail - Apparel/Shoe	1.26
Specified Purpose Acquisition	1.23
Music	1.19
Cosmetics & Toiletries	1.18
Containers-Paper/Plastic	1.17
Computers-Memory Devices	1.16
Television	1.15
Machinery-Material Handling	1.14
Casino Services	1.13
Medical-Biomedical/Gene	1.13
Retail - Restaurants	1.12
Silver Mining	1.12
Building Products-Cement Aggregates	1.11
Educational Software	1.09
Auto/Truck Parts & Equipment-Original	1.03
Pipelines	1.01
Machinery-Construction & Mining	0.96
Steel-Producers	0.95
Transport-Truck	0.94
REITs Hotels	0.89
Medical - Drugs	0.88
Rental Auto/Equipment	0.88
Machinery-Electric Utilities	0.86
Diversified Minerals	0.83
Auto Repair Centers	0.78
Alternative Waste Tech	0.74
Medical-Nursing Homes	0.69

See notes to portfolio of investments

Henderson Global Funds High Yield Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Applications Software	0.67
Vitamins & Nutrition Products	0.65
Finance-Leasing Company	0.63
Broadcast Services/Programs	0.62
Consumer Products - Miscellaneous	0.61
Diagnostic Kits	0.60
Insurance Brokers	0.59
Computer Services	0.57
Fabricated Metal & Hardware	0.55
Agricultural Chemicals	0.43
Food-Retail	0.43
Motion Pictures & Services	0.39
Agricultural Operations	0.34
Publishing-Books	0.30
Metal-Aluminum	0.29
Total Long-Term Investments	94.22
Short-Term Investment	6.43
Total Investments	100.65
Net Other Assets and Liabilities	(0.65)
100.00%

See notes to portfolio of investments

Henderson Global Funds High Yield Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Currency exposure of portfolio assets before any currency hedging, if applicable.	% of total
Excludes derivatives:	investments
US Dollar	100%
100%

See notes to portfolio of investments

Henderson Global Funds High Yield Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Fair Value Measurement

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016:

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	(level 1)	(level 2)	(level 3)		Total
Assets
Bank Loans
United States	$—	$2,367,932	$—		$2,367,932
Total Bank Loans	—	2,367,932	—		2,367,932
Corporate Bonds
Canada	—	2,135,110	—		2,135,110
Luxembourg	—	1,317,588	—		1,317,588
Netherlands	—	678,375	—		678,375
Puerto Rico	—	650,781	—		650,781
United Kingdom	—	784,250	—		784,250
United States	—	35,079,611	—	*	35,079,611
Total Corporate Bonds	—	40,645,715	—		40,645,715
Short-term Investment	2,934,202	—	—		2,934,202
Total Investments	$2,934,202	$43,013,647	$—		$45,947,849

*Fund held a Level 3 security that was fair valued at $0 at October 31, 2016.

During the period ended October 31,2016, there were no transfers in or out of security levels.

Following is a reconciliation of investments in which significant observable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2016	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of October 31, 2016
Corporate Bond
MPM Escrow LLC	$0	$0	$0	$0	$0	$0	$0	$0	$0
	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at October 31, 2016 was $0.

The Fund’s Adviser has determined that MPM Escrow LLC is a Level 3 investment due to the lack of observable inputs in its valuation. In 2014, Momentive Performance Materials, Inc. defaulted on a debt obligation which was restructured into a new debt offering, which the Fund has purchased (Momentive Performance Materials, Inc. 3.88% 10/24/21). Attached to the purchase, the Fund received MPM Escrow LLC, which is the vehicle through which any recovery of the defaulted debt would take place. At October 31, 2016, this escrow stub was fair valued at $0 as it is unlikely to have ever value in the marketplace.

See notes to portfolio of investments

Henderson Global Funds International Long/Short Equity Fund October 31, 2016	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Common stocks - 35.75%
	Australia - 1.24%
2,657	CSL, Ltd.	$203,149

	China - 2.47%
65,100	Samsonite International S.A.	204,393
7,500	Tencent Holdings, Ltd. (a)	199,019
		403,412
	Finland - 1.37%
50,000	Nokia Oyj	223,282

	Hong Kong - 1.20%
31,000	AIA Group, Ltd. (a)	195,660

	India - 2.08%
2,794	HDFC Bank, Ltd., ADR	197,759
9,306	Infosys, Ltd., ADR	142,010
		339,769

	Ireland - 2.04%
2,500,000	Providence Resources plc (b)*	332,775

	Israel - 1.83%
7,000	Teva Pharmaceutical Industries, Ltd., ADR	299,180

	Japan - 9.43%
1,100	East Japan Railway Co. (a)	97,098
21,000	Hitachi, Ltd. (a)	111,979
11,400	Inpex Corp. (a)	107,141
2,600	Japan Airport Terminal Co., Ltd. (a)	100,038
7,600	Japan Post Holdings Co., Ltd. (a)	96,966
1,100	Kose Corp. (a)	100,591
19,300	Mitsubishi UFJ Financial Group, Inc. (a)	100,227
5,000	Mitsui Fudosan Co., Ltd. (a)	113,974
800	Murata Manufacturing Co., Ltd. (a)	111,910
97,000	Nippon Yusen KK	198,865
6,000	Seibu Holdings, Inc. (a)	103,900
2,200	Seven & I Holdings Co., Ltd. (a)	91,948
8,000	Sumitomo Metal Mining Co., Ltd. (a)	103,709
2,600	Tokio Marine Holdings, Inc. (a)	102,865
		1,541,211
	Nigeria - 1.50%
980,000	Lekoil, Ltd. *	245,902

See notes to portfolio of investments

Henderson Global Funds International Long/Short Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
	Singapore - 1.12%
29,900	City Developments, Ltd.	$182,463

	Spain - 1.16%
40,000	Telepizza Group S.A. (c) *	188,813

	Switzerland - 2.47%
2,000	Dufry AG *	243,343
700	Roche Holding AG (a)	160,932
		404,275

	Taiwan - 2.66%
28,000	Catcher Technology Co., Ltd.	219,599
36,000	Taiwan Semiconductor Manufacturing Co., Ltd.	215,036
		434,635

	United Kingdom - 4.23%
200,000	BNN Technology plc (b) *	351,288
90,000	Saga plc	218,558
350,000	Savannah Petroleum plc (b) *	122,094
		691,940

	United States - 0.95%
4,000	Norwegian Cruise Line Holdings, Ltd. * (a)	155,480

	Total common stocks
	(Cost $5,673,845)	5,841,946

Preferred stock - 1.59%
	Korea - 1.59%
226	Samsung Electronics Co., Ltd.	260,120

	Total preferred stock
	(Cost $240,181)	260,120

Warrants - —%
	Norway - —%
225,000	African Petroleum Corp., Ltd. (expires 3/16/17) (b)(d)*	—

	Total Warrants
	(Cost $—)	—

See notes to portfolio of investments

Henderson Global Funds International Long/Short Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Value
Shares	(note 2)
Total long-term investments
(Cost $5,914,026)	6,102,066

Short-term investment - 65.22%
10,660,963	Fidelity Investments Money Market Treasury Portfolio	10,660,963

Total short-term investment
(Cost $10,660,963)	10,660,963

Total investments - 102.56% (e)
(Cost $16,574,989)	16,763,029

Securities sold short(f)
(Proceeds $(4,239,341)) - (28.24)%	(4,616,249)

Financial Derivative Instruments(g)
(Cost or Premiums, net $0) - (0.54)%	(88,182)

Net other assets and liabilities – 26.22%	4,285,330

Total net assets – 100.00%	$16,343,928

*	Non-income producing security
(a)
All or a portion of the security is pledged as collateral for securities sold short. At October 31, 2016, the value of securities pledged was $2,055,869. An additional $3,245,188 in cash has been segregated for collateral on securities sold short.

(b)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(c)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2016, the restricted securities held by the Fund had an aggregate value of $188,813, which represented 1.2% of net assets.

(d)	Fair valued at October 31, 2016 as determined in good faith using procedures approved by the Board of Trustees.
(e)	All or a portion of these securities and short-term investments were segregated for open futures contracts, securities sold short, and swap contracts at October 31, 2016.
(f)	The portfolio of securities sold short is disclosed below.
(g)	Information with respect to financial derivative instruments is disclosed in the following tables.

ADR	American Depositary Receipt

See notes to portfolio of investments

Henderson Global Funds International Long/Short Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Securities Sold Short - (28.24)%
	Australia - (0.79)%
(5,700)	CIMIC Group, Ltd.	$(128,302)

	Cayman Islands - (1.64)%
(284,000)	Sa Sa International Holdings, Ltd.	(129,997)
(90,000)	Wynn Macau, Ltd.	(138,095)
		(268,092)
	China - (2.04)%
(151,000)	China Minsheng Banking Corp., Ltd.	(172,309)
(288,000)	China Southern Airlines Co., Ltd.	(161,907)
		(334,216)
	Finland - (3.96)%
(8,000)	Neste Oyj	(345,396)
(13,000)	UPM-Kymmene Oyj	(302,540)
		(647,936)
	Germany - (2.01)%
(2,000)	adidas AG	(328,008)

	Hong Kong - (1.85)%
(111,000)	CITIC, Ltd.	(159,440)
(65,000)	Hang Lung Properties, Ltd.	(143,484)
		(302,924)
	Italy - (1.52)%
(5,000)	Luxottica Group SpA	(248,915)

	Japan - (7.69)%
(13,000)	Komatsu, Ltd.	(290,445)
(42,200)	Nomura Holdings, Inc.	(211,865)
(2,000)	Shin-Etsu Chemical Co., Ltd.	(152,017)
(87,000)	Toshiba Corp. *	(316,077)
(12,000)	Unicharm Corp.	(285,897)
		(1,256,301)
	Singapore - (1.97)%
(16,300)	DBS Group Holdings, Ltd.	(175,741)
(61,500)	Wilmar International, Ltd.	(146,318)
		(322,059)
	Spain - (1.21)%
(10,000)	Grifols S.A.	(197,705)

	Sweden - (1.90)%
(10,000)	ICA Gruppen AB	(310,557)

	Switzerland - (1.66)%
(2,000)	Kuehne & Nagel International AG	(271,234)

	Total Securities Sold Short
	(Proceeds $(4,239,341))	(4,616,249)
See notes to portfolio of investments

Henderson Global Funds International Long/Short Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

(g) FINANCIAL DERIVATIVE INSTRUMENTS
EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS
	Number of contracts	Expiration date	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
SGX Nifty 50 Index (Short)	(12)	11/24/16	$206,496	$3,571	$—
TOPIX Index (Short)	(1)	12/8/16	133,022	—	(6,016)
Total				$3,571	$(6,016)

	Cost or Premiums, Net	Asset	Liability
TOTAL EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS	$—	$3,571	$(6,016)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty		Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
Australian Dollar (Short)	BNP Paribas Securities Services	11/22/16	94	$71,550	—	$(271)
British Pound (Short)	BNP Paribas Securities Services	11/22/16	922	1,129,554	—	(8,556)
Euro (Long)	BNP Paribas Securities Services	11/22/16	888	975,394	2,816	—
Hong Kong Dollar (Long)	BNP Paribas Securities Services	11/22/16	2,188	282,152	—	(36)
Japanese Yen (Short)	BNP Paribas Securities Services	11/22/16	31,890	304,288	2,258	—
New Taiwan Dollar (Long)	Citibank N.A.	12/16/16	1,505	47,690	—	(440)
New Taiwan Dollar (Short)	UBS AG	12/16/16	15,193	481,562	—	(615)
Singapore Dollar (Long)	BNP Paribas Securities Services	11/22/16	187	134,589	97	—
Swedish Krona (Long)	BNP Paribas Securities Services	11/22/16	2,697	298,807	—	(6,913)
Swiss Franc (Short)	BNP Paribas Securities Services	11/22/16	131	132,270	80	—
Total					$5,251	$(16,831)

See notes to portfolio of investments

Henderson Global Funds International Long/Short Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

EQUITY SWAPS

	Pay/	Underlying	# of	Financing	Termination	Notional	Unrealized appreciation/ (depreciation)
Counterparty	Receive(1)	Reference	Shares	Rate	Date	amount	Asset	Liability
Credit Suisse Securities (Europe) Limited	Receives	Auto Trader Group plc	56,000	1-month USD LIBOR plus 0.20%	12/12/16	256,835	$—	$(16,588)
Credit Suisse Securities (Europe) Limited	Receives	Balfour Beatty plc	55,000	1-month USD LIBOR plus 0.20%	1/8/18	182,437	—	(4,645)
Credit Suisse Securities (Europe) Limited	Receives	Barclays plc	95,000	1-month USD LIBOR plus 0.20%	12/12/16	221,281	20,756	—
Credit Suisse Securities (Europe) Limited	Receives	Bellway plc	7,000	1-month USD LIBOR plus 0.20%	1/8/18	202,719	—	(1,028)
Credit Suisse Securities (Europe) Limited	Receives	BT Group plc	40,000	1-month USD LIBOR plus 0.20%	12/12/16	184,065	—	(4,515)
Credit Suisse Securities (Europe) Limited	Receives	Clinigen Group plc	25,000	1-month USD LIBOR plus 0.20%	1/8/18	226,440	—	(11,628)
Credit Suisse Securities (Europe) Limited	Receives	E2V Technologies plc	55,000	1-month USD LIBOR plus 0.20%	1/8/18	146,084	—	(8,752)
Credit Suisse Securities (Europe) Limited	Receives	Interserve plc	35,000	1-month USD LIBOR plus 0.20%	1/8/18	145,013	—	(11,631)
Credit Suisse Securities (Europe) Limited	Receives	Laird plc	35,476	1-month USD LIBOR plus 0.20%	1/8/18	62,963	—	(79,811)
Credit Suisse Securities (Europe) Limited	Receives	Marks + Spencer Group plc	50,000	1-month USD LIBOR plus 0.20%	12/12/16	208,386	1,714	—
Credit Suisse Securities (Europe) Limited	Receives	NMC Health plc	13,000	1-month USD LIBOR plus 0.20%	1/8/18	232,474	9,388	—
Credit Suisse Securities (Europe) Limited	Receives	Paysafe Group plc	32,000	1-month USD LIBOR plus 0.20%	1/8/18	169,598	—	(9,009)
Credit Suisse Securities (Europe) Limited	Receives	Paragon Group Companies plc	50,000	1-month USD LIBOR plus 0.20%	1/8/18	202,878	3,305	—
Credit Suisse Securities (Europe) Limited	Receives	Playtech plc	15,000	1-month USD LIBOR plus 0.20%	1/8/18	170,381	726	—
Credit Suisse Securities (Europe) Limited	Receives	Renault SA	2,600	1-month USD LIBOR plus 0.20%	12/12/16	225,792	6,964	—
Credit Suisse Securities (Europe) Limited	Receives	St. Modwen Properties plc	50,000	1-month USD LIBOR plus 0.20%	1/8/18	166,954	—	(11,995)
Credit Suisse Securities (Europe) Limited	Receives	Taylor Wimpey plc	100,000	1-month USD LIBOR plus 0.20%	12/12/16	173,441	—	(16,120)
Credit Suisse Securities (Europe) Limited	Receives	Victrex plc	10,000	1-month USD LIBOR plus 0.20%	1/8/18	214,323	14,076	—
Credit Suisse Securities (Europe) Limited	Pays	Afren plc (a)(b)	(950,000)	1-month USD LIBOR less 0.30%	1/8/18	(1,163)	50,648	—
Credit Suisse Securities (Europe) Limited	Pays	Airbus Group NV	(3,000)	1-month USD LIBOR less 0.35%	12/12/16	(178,330)	3,063	—
Credit Suisse Securities (Europe) Limited	Pays	Allied Minds plc	(38,000)	1-month USD LIBOR less 0.91%	1/8/18	(158,141)	2,605	—
Credit Suisse Securities (Europe) Limited	Pays	AO World plc	(60,000)	1-month USD LIBOR less 1.75%	1/8/18	(115,741)	9,327	—
Credit Suisse Securities (Europe) Limited	Pays	Avanti Communications Group plc	(161,486)	1-month USD LIBOR less 12.00%	1/8/18	(48,426)	4,447	—
Credit Suisse Securities (Europe) Limited	Pays	Carillion plc	(60,000)	1-month USD LIBOR less 0.30%	1/8/18	(184,408)	—	(2,203)
Credit Suisse Securities (Europe) Limited	Pays	Evraz plc	(75,000)	1-month USD LIBOR less 0.75%	1/8/18	(188,282)	—	(17,780)
Credit Suisse Securities (Europe) Limited	Pays	Fenner plc	(60,000)	1-month USD LIBOR less 0.30%	1/8/18	(160,834)	—	(1,836)
Credit Suisse Securities (Europe) Limited	Pays	Foxtons Group plc	(95,000)	1-month USD LIBOR less 0.30%	1/8/18	(124,420)	—	(8,140)
Credit Suisse Securities (Europe) Limited	Pays	Meggitt plc	(40,000)	1-month USD LIBOR less 0.30%	12/12/16	(213,123)	—	(3,551)
Credit Suisse Securities (Europe) Limited	Pays	Mitie Group plc	(95,000)	1-month USD LIBOR less 0.42%	1/8/18	(244,886)	—	(14,747)
Credit Suisse Securities (Europe) Limited	Pays	SIG plc	(100,000)	1-month USD LIBOR less 0.30%	1/8/18	(135,252)	6,940	—
Credit Suisse Securities (Europe) Limited	Pays	SSE plc	(11,000)	1-month USD LIBOR less 0.30%	12/12/16	(214,212)	—	(5,251)
Credit Suisse Securities (Europe) Limited	Pays	Zoopla Property Group plc	(50,000)	1-month USD LIBOR less 3.00%	12/12/16	(186,293)	21,114	—
Total							155,073	(229,230)

(1) Receive indicates the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay indicates the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(a) The contract has been deemed illiquid by the Adviser according to policies and procedures adopted by the Board of Trustees.
(b) Fair valued at October 31, 2016 as determined in good faith using procedures approved by the Board of Trustees.

	Cost or Premiums, Net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$—	$160,324	$(246,061)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$163,895	$(252,077)

See notes to portfolio of investments

Henderson Global Funds International Long/Short Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Oil & Gas Exploration & Production	4.94%
Gambling (Non-Hotel)	2.15
Retail-Misc/Diversified	2.05
Property/Casualty Insurance	1.97
Medical-Generic Drugs	1.83
Life/Health Insurance	1.79
Electronic Components-Semiconductors	1.59
Wireless Equipment	1.37
Metal Processors & Fabrication	1.34
Semiconductor Components-Integrated Circuits	1.32
Consumer Products - Miscellaneous	1.25
Medical-Biomedical/Gene	1.24
Transport-Rail	1.23
Internet Application Software	1.22
Transport-Marine	1.22
Commercial Banks Non-US	1.21
Retail - Restaurants	1.16
Hotels & Motels	1.12
Medical - Drugs	0.98
Cruise Lines	0.95
Computer Services	0.87
Real Estate Operations/Development	0.70
Electric Products-Miscellaneous	0.69
Electronic Components-Miscellaneous	0.68
Diversified Minerals	0.63
Cosmetics & Toiletries	0.62
Airport Development & Maintenance	0.61
Diversified Banking Institution	0.61
Long-Term Investments	37.34
Short-Term Investment	65.22
Securities Sold Short
Building & Construction-Miscellaneous
Retail-Perfume & Cosmetics	(0.79)
Casino Hotels	(0.84)
Real Estate Operations/Development	(0.88)
Food-Miscellaneous/Diversified	(0.89)
Chemicals – Diversified	(0.93)
Steel-Specialty	(0.98)
Airlines	(0.99)
Medical – Drugs	(1.21)
Finance - Investment Banking & Brokerage	(1.31)
Optical Supplies	(1.52)
Transport-Services	(1.66)
Cosmetics & Toiletries	(1.75)
Machinery-Construction & Mining	(1.78)
Paper & Related Products	(1.85)
Food-Retail	(1.90)
Diversified Manufacturing Operations	(1.93)
Athletic Footwear	(2.01)
Oil & Gas Refining & Marketing	(2.11)
Commercial Banks Non-US	(2.13)

See notes to portfolio of investments

Henderson Global Funds International Long/Short Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Financial Derivative Instruments	(0.54)
Net other assets and liabilities	26.22
100%

See notes to portfolio of investments

Henderson Global Funds International Long/Short Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
US Dollar	68%
Japanese Yen	9
British Pound	8
Hong Kong Dollar	4
Taiwan Dollar	3
Euro	2
Swiss Franc	2
Korean Won	2
Australian Dollar	1
Singapore Dollar	1
Norwegian Krone	0 *
100%

*	Less than 0.5% of total investments.

See notes to portfolio of investments

Henderson Global Funds International Long/Short Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Fair Value Measurement The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)		Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$203,149	$—		$—	$203,149
China	403,412	—		—	403,412
Finland	223,282	—		—	223,282
Hong Kong	195,660	—		—	195,660
India	339,769	—		—	339,769
Ireland	332,775	—		—	332,775
Israel	299,180	—		—	299,180
Japan	1,541,211	—		—	1,541,211
Nigeria	245,902	—		—	245,902
Singapore	182,463	—		—	182,463
Spain	188,813	—		—	188,813
Switzerland	404,275	—		—	404,275
Taiwan	434,635	—		—	434,635
United Kingdom	691,940	—		—	691,940
United States	155,480	—		—	155,480
Total Common Stocks	5,841,946	—		—	5,841,946
Preferred Stock
Korea	260,120	—		—	260,120
Total Preferred Stock	260,120	—		—	260,120
Warrants
Norway	—	—	*	—	—
Total Warrants	—	—		—	—
Short-term Investment	10,660,963	—		—	10,660,963
Total Investments	$16,763,029	$—		$—	$16,763,029
Liabilities Securities Sold Short
Australia	$(128,302)	$—		$—	$(128,302)
Cayman Islands	(268,092)	—		—	(268,092)
China	(334,216)	—		—	(334,216)
Finland	(647,936)	—		—	(647,936)
Germany	(328,008)	—		—	(328,008)
Hong Kong	(302,924)	—		—	(302,924)
Italy	(248,915)	—		—	(248,915)
Japan	(1,256,301)	—		—	(1,256,301)
Singapore	(322,059)	—		—	(322,059)
Spain	(197,705)	—		—	(197,705)
Sweden	(310,557)	—		—	(310,557)
Switzerland	(271,234)	—		—	(271,234)
Total Common Stocks	(4,616,249)	—		—	(4,616,249)
Financial Derivative Instruments - Assets
Exchange-traded or centrally-cleared	$3,571	$—		$—	$3,571
Over-the-counter	—	109,676		50,648	160,324
Total Financial Derivative Instruments - Assets	$3,571	$109,676		$50,648	$163,895

See notes to portfolio of investments

Henderson Global Funds International Long/Short Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally-cleared	$(6,016)	$—	$—	$(6,016)
Over-the-counter	—	(246,061)	—	(246,061)
Total Financial Derivative Instruments - Liabilities	$(6,016)	(246,061)	—	$(252,077)

*	Fund held a level 2 securitiy that was fair valued at $0 at October 31, 2016.

During the period ended October 31, 2016, there were no transfers in or out of security levels. Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of July 31, 2016	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of October 31, 2016
Equity Swap
Afren plc	$54,764	$0	$0	$(4,116)	$0	$0	$0	$0	$50,648
	$54,764	$0	$0	$(4,116)	$0	$0	$0	$0	$50,648

The total net change in unrealized appreciation (depreciation) attributable to level 3 investments held at October 31, 2016 was $(4,116).
The Fund’s Adviser has determined that the short equity swap on the underlying referenced security Afren plc (“Afren”) is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. In accordance with the pricing procedures approved by the Board of Trustees, equity swap contracts are valued using the last traded exchange price on the underlying equity security. Afren was an international oil exploration and production company that traded on the London Stock Exchange. In July 2015, Afren’s stock was suspended from trading at a last traded price of 0.01785 GBP as the result of management’s announcement that it was unable to accurately assess its financial position due to reduced production levels and inability to raise capital. Subsequently, in August 2015, the stock was formally delisted from the exchange as the company was taken into bankruptcy proceedings. As the Fund’s position is “short,” it benefitted from the ultimate decline in the company’s value and eventual delisting. Accordingly, pending the company’s liquidation and given the likelihood that the sale of the company’s assets will not be sufficient to cover its outstanding debt, the fair valuation of the security underlying the equity swap reflects only inconsequential final costs associated with the termination of the contract but which is otherwise deemed worthless. The change in its valuation since July 31, 2016 is solely attributable to foreign exchange-rate fluctuations.

See notes to portfolio of investments

Henderson Global Funds International Opportunities Fund October 31, 2016	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Common stocks - 97.30%
	Australia - 1.01%
612,369	CSL, Ltd.	$46,820,471

	Brazil - 0.32%
1,163,702	Engie Brasil Energia S.A.	14,783,244

	Chile - 1.00%
47,678,956	Aguas Andinas S.A., Class A	31,484,519
2,246,346	Antofagasta plc (a)	14,929,943
		46,414,462
	China - 2.25%
180,000	Baidu, Inc., ADR *	31,834,800
2,743,800	Tencent Holdings, Ltd.	72,809,026
		104,643,826
	Finland - 2.66%
27,600,000	Nokia Oyj	123,251,888

	France - 12.92%
1,900,000	Accor S.A.	72,134,817
785,000	Essilor International S.A.	88,241,558
1,250,000	Publicis Groupe S.A.	85,761,740
1,600,000	Renault S.A.	138,948,838
1,011,369	Sodexo	117,462,397
4,800,000	Vivendi S.A.	97,058,688
		599,608,038
	Germany - 12.79%
850,000	Bayer AG	84,248,491
697,647	Continental AG	133,677,753
4,052,380	Deutsche Post AG	125,581,190
1,596,348	Fresenius SE & Co., KGaA	117,830,801
1,502,776	SAP SE	132,369,743
		593,707,978
	Hong Kong - 2.11%
9,734,200	AIA Group, Ltd.	61,438,465
2,944,500	CK Hutchison Holdings, Ltd.	36,428,722
		97,867,187
	India - 4.15%
4,774,828	Housing Development Finance Corp., Ltd.	98,447,114
2,198,000	Infosys, Ltd.	32,989,829
1,328,273	Lupin, Ltd.	30,230,285
864,537	Tata Consultancy Services, Ltd.	30,938,687
		192,605,915
	Ireland - 0.77%
443,273	ICON plc *	35,585,956

See notes to portfolio of investments

Henderson Global Funds International Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
	Israel - 2.85%
3,100,000	Teva Pharmaceutical Industries, Ltd., ADR	$132,494,000

	Italy - 1.15%
8,000,000	Poste Italiane SpA (b)	53,262,843

	Japan - 18.32%
1,341,700	Denso Corp.	58,404,315
948,800	East Japan Railway Co.	83,751,708
339,700	Fanuc, Ltd.	63,748,412
11,577,000	Fujitsu, Ltd.	68,786,390
14,270,000	Hitachi, Ltd.	76,092,152
3,418,900	Inpex Corp.	32,131,857
3,182,800	Japan Post Holdings Co., Ltd.	40,608,243
14,578,000	Mitsubishi Heavy Industries, Ltd.	62,471,185
1,337,000	Mitsui Fudosan Co., Ltd.	30,476,766
1,551,400	NTT Data Corp.	80,181,062
1,857,200	Seven & I Holdings Co., Ltd.	77,620,936
3,006,900	Sumitomo Electric Industries, Ltd.	44,571,623
1,115,800	Sumitomo Mitsui Financial Group, Inc.	38,867,335
994,000	Takeda Pharmaceutical Co., Ltd.	44,548,489
1,213,700	Tokio Marine Holdings, Inc.	48,017,939
		850,278,412
	Korea - 1.99%
42,664	Samsung Electronics Co., Ltd.	61,111,030
870,000	SK Hynix, Inc.	31,173,258
		92,284,288
	Netherlands - 1.33%
2,700,000	Koninklijke Ahold Delhaize N.V.	61,634,836
	Panama - 2.01%
1,900,000	Carnival Corp.	93,290,000
	Philippines - 0.72%
1,950,140	Ayala Corp.	33,628,311
	Poland - 0.50%
750,113	Bank Pekao S.A.	23,144,377
	Singapore - 0.74%
5,628,200	City Developments, Ltd. (a)	34,345,673
	South Africa - 1.60%
2,447,308	Shoprite Holdings, Ltd.	36,118,609
3,617,309	Standard Bank Group, Ltd.	38,378,954
		74,497,563

See notes to portfolio of investments

Henderson Global Funds International Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
	Spain - 4.15%
2,630,374	Amadeus IT Group S.A.	$124,162,232
9,500,000	Banco Bilbao Vizcaya Argentaria S.A.	68,599,512
		192,761,744
	Sweden - 1.51%
3,900,000	Lundin Petroleum AB *	70,166,018

	Switzerland - 2.46%
495,785	Roche Holding AG	113,982,202

	Taiwan - 3.23%
4,526,900	Delta Electronics, Inc.	23,884,302
2,717,000	Taiwan Semiconductor Manufacturing Co., Ltd.	16,229,248
1,663,233	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	51,726,546
29,945,000	Uni-President Enterprises Corp.	57,977,961
		149,818,057
	United Kingdom - 9.93%
33,000,000	Barclays plc	76,866,020
7,522,621	Capita plc	53,957,083
353,234	Delphi Automotive plc	22,984,936
16,300,000	Kingfisher plc	72,083,727
2,300,000	Royal Dutch Shell plc, B Shares	59,541,514
27,400,000	Saga plc	66,538,636
26,320,150	Standard Life plc	108,825,249
		460,797,165
	United States - 4.83%
326,607	Apple, Inc.	37,082,959
434,539	Cardinal Health, Inc. (a)	29,848,484
613,220	Cognizant Technology Solutions Corp., Class A *	31,488,847
394,527	CVS Health Corp.	33,179,721
348,031	MasterCard, Inc., Class A (a)	37,246,278
25,175	The Priceline Group, Inc. (a) *	37,113,740
222,124	Visa, Inc., A Shares	18,327,451
		224,287,480
	Total common stocks
	(Cost $4,168,749,848)	4,515,961,934
See notes to portfolio of investments

Henderson Global Funds International Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Preferred stock - 0.23%
	Korea - 0.23%
8,992	Samsung Electronics Co., Ltd.	$10,349,542

	Total preferred stock
	(Cost $10,332,791)	10,349,542

	Total long-term investments
	(Cost $4,179,082,639)	4,526,311,476

Short-term investment - 1.88%
87,499,989	Fidelity Investments Money Market Treasury Portfolio	87,499,989

	Total short-term investment
	(Cost $87,499,989)	87,499,989

Other securities - 0.17%
	United States - 0.17%
7,964,173	State Street Navigator Securities Lending Government Portfolio (c)	7,964,173

	Total other securities
	(Cost $7,964,173)	7,964,173

Total investments - 99.58%
	(Cost $4,274,546,801)	4,621,775,638

Financial Derivative Instruments (d)
(Cost or Premiums, net $0) - 0.27%		12,763,072

Net other assets and liabilities – 0.15%		6,623,394

Total net assets – 100.00%		$4,641,162,104

*	Non-income producing security
(a)	All or a portion of this security is on loan on an overnight and continuous basis; see notes to portfolio of investments for further information.

See notes to portfolio of investments

Henderson Global Funds International Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2016, the restricted securities held by the Fund had an aggregate value of $53,262,843, which represented 1.2% of net assets.

(c)	Represents cash collateral received from securities lending transactions; see notes to portfolio of investments for further information.
(d)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipt

See notes to portfolio of investments

Henderson Global Funds International Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

(d) FINANCIAL DERIVATIVE INSTRUMENTS
OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
British Pound (Short)	Citibank, N.A.	1/06/17	229,805	$281,743,167	$11,956,833	—
British Pound (Short)	JP Morgan Chase Bank, N.A.	1/06/17	4,926	6,039,343	260,657	—
Japanese Yen (Short)	Citibank, N.A.	1/27/17	15,564,221	148,955,920	544,080	—
Japanese Yen (Short)	JP Morgan Chase Bank, N.A.	1/27/17	52,087	498,498	1,502	—
Total					$12,763,072	$—

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$12,763,072	$—

See notes to portfolio of investments

Henderson Global Funds International Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Industry concentration as a percentage of net assets:	% of Net Assets
Pharmaceuticals	8.74%
Life & Health Insurance	5.69
Auto Parts & Equipment	5.59
Diversified Banks	5.30
IT Consulting & Other Services	5.27
Data Processing & Outsourced Services	3.87
Food Retail	3.78
Hotels, Resorts & Cruise Lines	3.56
Automobile Manufacturers	2.99
Application Software	2.85
Industrial Machinery	2.72
Air Freight & Logistics	2.71
Communications Equipment	2.66
Health Care Equipment	2.54
Restaurants	2.53
Technology Hardware, Storage & Peripherals	2.34
Internet Software & Services	2.25
Oil & Gas Exploration & Production	2.20
Semiconductors	2.14
Thrifts & Mortgage Finance	2.12
Movies & Entertainment	2.09
Health Care Supplies	1.90
Advertising	1.85
Railroads	1.81
Electronic Equipment & Instruments	1.64
Home Improvement Retail	1.55
Multi-line Insurance	1.43
Diversified Real Estate Activities	1.40
Integrated Oil & Gas	1.28
Packaged Foods & Meats	1.25
Human Resource & Employment Services	1.16
Property & Casualty Insurance	1.04
Biotechnology	1.01
Internet Retail	0.80
Real Estate Development	0.79
Life Sciences Tools & Services	0.77
Multi-Sector Holdings	0.72
Drug Retail	0.71
Water Utilities	0.68
Health Care Distributors	0.64
Electronic Components	0.52
Diversified Metals & Mining	0.32
Renewable Electricity	0.32
Total Long-Term Investments	97.53
Short-Term Investment	1.88
Other Securities	0.17
Total Investments	99.58
Financial Derivative Instruments	0.27
Net Other Assets and Liabilities	0.15
100.00%

See notes to portfolio of investments

Henderson Global Funds International Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
Euro	35%
Japanese Yen	18
US Dollar	15
British Pound	10
Indian Rupee	4
Hong Kong Dollar	4
Swiss Franc	3
Korean Won	2
Taiwan Dollar	2
South African Rand	2
Swedish Krona	1
Australian Dollar	1
Singapore Dollar	1
Philippine Peso	1
Chilean Peso	1
Polish Zloty	0	*
Brazilian Real	0	*
	100%

*	Less than 0.5% of total investments.

See notes to portfolio of investments

Henderson Global Funds International Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Fair Value Measurement

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$46,820,471	$—	$—	$46,820,471
Brazil	14,783,244	—	—	14,783,244
Chile	46,414,462	—	—	46,414,462
China	104,643,826	—	—	104,643,826
Finland	123,251,888	—	—	123,251,888
France	599,608,038	—	—	599,608,038
Germany	593,707,978	—	—	593,707,978
Hong Kong	97,867,187	—	—	97,867,187
India	192,605,915	—	—	192,605,915
Ireland	35,585,956	—	—	35,585,956
Israel	132,494,000	—	—	132,494,000
Italy	53,262,843	—	—	53,262,843
Japan	850,278,412	—	—	850,278,412
Korea	92,284,288	—	—	92,284,288
Netherlands	61,634,836	—	—	61,634,836
Panama	93,290,000	—	—	93,290,000
Philippines	33,628,311	—	—	33,628,311
Poland	23,144,377	—	—	23,144,377
Singapore	34,345,673	—	—	34,345,673
South Africa	74,497,563	—	—	74,497,563
Spain	192,761,744	—	—	192,761,744
Sweden	70,166,018	—	—	70,166,018
Switzerland	113,982,202	—	—	113,982,202
Taiwan	149,818,057	—	—	149,818,057
United Kingdom	460,797,165	—	—	460,797,165
United States	224,287,480	—	—	224,287,480
Total Common Stocks	4,515,961,934	—	—	4,515,961,934
Preferred Stock
Korea	10,349,542	—	—	10,349,542
Total Preferred Stock	10,349,542	—	—	10,349,542
Short-term Investment	87,499,989	—	—	87,499,989
Other Securities	7,964,173	—	—	7,964,173
Total Investments	$4,621,775,638	$—	$—	$4,621,775,638
Financial Derivative Instruments - Assets
Over-the-counter	$—	$12,763,072	$—	$12,763,072
Total Financial Derivative Instruments - Assets	$—	$12,763,072	$—	$12,763,072

During the period ended October 31, 2016, there were no transfers in or out of security levels.
See notes to portfolio of investments

Henderson Global Funds International Select Equity Fund October 31, 2016	Portfolio of investments (unaudited)

		Value
Shares		(note 2)
Common stocks - 94.79%
	Belgium - 5.86%
8,600	KBC Groep N.V. *	$524,050
14,165	Ontex Group N.V.	428,315
		952,365
	Canada - 2.64%
16,700	Gildan Activewear, Inc. (a)	428,923

	Finland - 2.41%
87,922	Nokia Oyj	392,629

	France - 6.05%
31,357	Orange S.A.	493,958
10,219	Total S.A.	490,447
		984,405
	Germany - 3.12%
5,770	SAP SE	508,242

	Hong Kong - 2.65%
68,200	AIA Group, Ltd.	430,452

	Israel - 4.39%
4,600	Frutarom Industries, Ltd.	243,412
11,000	Teva Pharmaceutical Industries, Ltd., ADR	470,140
		713,552
	Japan - 18.72%
13,425	FUJIFILM Holdings Corp.	508,862
12,200	Japan Tobacco, Inc.	464,640
17,400	NTT DoCoMo, Inc.	438,111
47,500	Panasonic Corp. (a)	496,877
4,700	Sumitomo Mitsui Financial Group, Inc.	163,718
13,200	Tokio Marine Holdings, Inc.	522,235
3,900	Tsuruha Holdings, Inc.	450,730
		3,045,173
	Korea - 3.25%
13,800	Shinhan Financial Group Co., Ltd.	528,844

	Netherlands - 7.83%
4,660	ASML Holding N.V.	493,648
21,045	Koninklijke Ahold Delhaize N.V.	480,409
15,200	Yandex N.V., Class A *	299,288
		1,273,345
	New Zealand - 0.89%
52,000	SKYCITY Entertainment Group, Ltd.	145,022

See notes to portfolio of investments

Henderson Global Funds International Select Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

		Value
		(note 2)
Shares
	Portugal - 2.78%
33,380	Galp Energia, SGPS, S.A.	$452,540

	Spain - 2.56%
29,150	Grifols S.A., ADR	416,553

	Switzerland - 11.29%
22,000	Coca-Cola HBC AG *	475,549
4,199	Dufry AG *	510,898
10,500	Julius Baer Group, Ltd. *	425,603
5,969	Novartis AG	424,655
		1,836,705
	United Kingdom - 18.46%
9,950	Carnival plc	479,358
94,080	DS Smith plc	459,234
80,921	Merlin Entertainments plc (b)	456,410
126,000	Rentokil Initial plc	352,093
19,223	Royal Dutch Shell plc, B Shares	497,638
156,824	Vodafone Group plc	431,510
15,000	WPP plc	326,441
		3,002,684
	United States - 1.89%
6,000	Cognizant Technology Solutions Corp., Class A *	308,100

	Total common stocks
	(Cost $15,211,508)	15,419,534

Preferred stock - 1.51%
	Brazil - 1.51%
20,649	Itau Unibanco Holding S.A., ADR	246,345

	Total preferred stock
	(Cost $214,306)	246,345

	Total long-term investments
	(Cost $15,425,814)	15,665,879

Short-term investment - 3.23%
524,142	Fidelity Investments Money Market Treasury Portfolio	524,142

	Total short-term investment
	(Cost $524,142)	524,142

See notes to portfolio of investments

Henderson Global Funds International Select Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Total investments - 99.53%
(Cost $15,949,956)	16,190,021

Net other assets and liabilities – 0.47%	77,006

Total net assets – 100.00%	$16,267,027

*	Non-income producing security
(a)	All or a portion of this security is on loan on an overnight and continuous basis; see notes to portfolio of investments for further information.
(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2016, the restricted securities held by the Fund had an aggregate value of $456,410, which represented 2.8% of net assets.

ADR	American Depositary Receipt

See notes to portfolio of investments

Henderson Global Funds International Select Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Industry concentration as a percentage of net assets:	% of Net Assets
Oil Comp-Integrated	8.86%
Diversified Financial Services	5.87
Commercial Banks Non-US	5.74
Cellular Telecommunications	5.35
Medical - Drugs	5.17
Property/Casualty Insurance	3.21
Retail-Misc/Diversified	3.14
Photo Equipment & Supplies	3.13
Enterprise Software/Services	3.12
Audio/Video Products	3.05
Semiconductor Equipment	3.03
Telephone-Integrated	3.04
Cruise Lines	2.95
Food-Retail	2.95
Beverages-Non-alcoholic	2.92
Medical-Generic Drugs	2.89
Tobacco	2.86
Paper & Related Products	2.82
Resorts/Theme Parks	2.81
Retail-Drug Store	2.77
Life/Health Insurance	2.65
Apparel Manufacturers	2.64
Soap, Cleaning Compound & Toilet Preparation	2.63
Wireless Equipment	2.41
Diversified Operations/Commercial Services	2.16
Advertising Agencies	2.01
Computer Services	1.89
Web Portals/ISP	1.84
Food-Miscellaneous/Diversified	1.50
Casino Hotels	0.89
Long-Term Investments	96.30
Short-Term Investment	3.23
Total investments	99.53
Net other assets and liabilities	0.47
100.00%

See notes to portfolio of investments

Henderson Global Funds International Select Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
Euro	26%
British Pound	21
Japanese Yen	19
US Dollar	14
Swiss Franc	8
Korean Won	3
Hong Kong Dollar	3
Canadian Dollar	3
Israeli Shekel	1
New Zealand Dollar	1
100%

See notes to portfolio of investments

Henderson Global Funds International Select Equity Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Fair Value Measurement

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Belgium	$952,365	$—	$—	$952,365
Canada	428,923	—	—	428,923
Finland	392,629	—	—	392,629
France	984,405	—	—	984,405
Germany	508,242	—	—	508,242
Hong Kong	430,452	—	—	430,452
Israel	713,552	—	—	713,552
Japan	3,045,173	—	—	3,045,173
Korea	528,844	—	—	528,844
Netherlands	1,273,345	—	—	1,273,345
New Zealand	145,022	—	—	145,022
Portugal	452,540	—	—	452,540
Spain	416,553	—	—	416,553
Switzerland	1,836,705	—	—	1,836,705
United Kingdom	3,002,684	—	—	3,002,684
United States	308,100	—	—	308,100
Total Common Stocks	15,419,534	—	—	15,419,534
Preferred Stock
Brazil	246,345	—	—	246,345
Total Preferred Stock	246,345	—	—	246,345
Short-term Investment	524,142	—	—	524,142
Total Investments	$16,190,021	$—	$—	$16,190,021

During the period ended October 31, 2016, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds Strategic Income Fund October 31, 2016	Portfolio of investments (unaudited)

	Face					Value
	amount			Coupon	Maturity	(note 2)
Bank Loans(a) (b) – 13.14%
			France – 0.59%
EUR	1,885,750		Numericable Group S.A. Term Loan B-6	4.750%	1/30/23	$ 2,079,139
EUR	517,500		Numericable Group S.A. Term Loan B10 (c)	4.750%	1/30/23	573,608
						2,652,747
			Germany – 1.99%
USD	985,031		Auris Luxembourg III Sarl, Term Loan B4	4.250%	1/17/22	992,665
EUR	485,259		Kirk Beauty One Gmbh, Term Loan B10	4.750%	8/13/22	542,127
EUR	377,561		Kirk Beauty One Gmbh, Term Loan B11	4.750%	8/13/22	421,808
EUR	83,903		Kirk Beauty One Gmbh, Term Loan B12	4.750%	8/13/22	93,735
EUR	318,422		Kirk Beauty One Gmbh, Term Loan B13	4.750%	8/13/22	355,739
EUR	213,561		Kirk Beauty One Gmbh, Term Loan B14	4.750%	8/13/22	238,589
EUR	2,550,564		Kirk Beauty One Gmbh, Term Loan B8	4.750%	8/13/22	2,849,468
EUR	197,377		Kirk Beauty One Gmbh, Term Loan B9	4.750%	8/13/22	220,508
EUR	3,000,000		Trionista Holdco Gmbh, Term Loan B1A3 (c)	3.250%	4/30/20	3,314,509
						9,029,148
			Ireland – 0.53%
EUR	2,164,442		eircom Finco Sarl, Eur Term Loan B3	4.000%	5/31/22	2,400,097

			Netherlands – 1.34%
EUR	4,376,010		Charger Opco B.V. Term Loan B (c)	4.250%	7/2/22	4,832,781
EUR	1,115,053		TMF Group Holding B.V. Term Loan B1 (c)	4.000%	9/30/23	1,245,054
						6,077,835
			Switzerland – 0.24%
EUR	980,000		Unilabs Diagnostics AB, Term Loan B	4.250%	9/27/21	1,092,830

			United States – 8.45%
USD	3,988,670		Berry Plastics Group, Inc. Term Loan D	3.500%	2/8/20	3,999,000
USD	4,400,000		ConvaTec Healthcare D Sarl, Term Loan B (c)	3.250%	10/26/23	4,422,000
USD	3,989,397		DaVita Healthcare Partners, Inc. Term Loan B	3.500%	6/24/21	3,996,877
USD	2,800,000		Delta 2 Lux Sarl, Term Loan B-3 (c)	4.750%	7/31/21	2,809,730
USD	3,400,000		Diebold, Inc.Term Loan B (c)	5.250%	3/18/23	3,444,625
GBP	835,800		Equinix, Inc. Term Loan B	4.500%	1/8/23	1,034,953
USD	4,500,000		HCA, Inc. Term Loan B6 (c)	3.250%	3/17/23	4,552,335
EUR	648,348		Keurig Green Mountain, Term Loan B	5.000%	3/3/23	726,977
USD	2,987,271		Klockner Pentaplast of America, Term Loan (c)	4.250%	4/28/20	3,025,553
USD	1,050,116		Klockner Pentaplast of America, Term Loan (c)	4.250%	4/28/20	1,063,573
USD	3,976,799		Las Vegas Sands LLC Term Loan B (c)	3.250%	12/19/20	4,006,009
USD	1,000,000		Spectrum Brands, Inc. Term Loan B	3.250%	6/23/22	1,010,315
USD	1,000,000		Spectrum Brands, Inc. Term Loan B (c)	3.500%	6/23/22	1,010,315
USD	3,242,112		Travelport Finance (Luxembourg) Sarl, Term Loan B (c)	5.000%	9/2/21	3,266,023
						38,368,285

		Total bank loans				59,620,942
		(Cost $59,806,432)

See notes to portfolio of investments

Henderson Global Funds Strategic Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

	Face				Value
	amount		Coupon	Maturity	(note 2)
Corporate bonds – 70.83%
		Belgium – 1.32%
EUR	5,000,000	Anheuser-Busch InBev S.A.	2.000%	3/17/28	$ 5,979,555

		Denmark – 0.37%
EUR	1,500,000	ISS Global A/S	1.125%	1/7/21	1,692,430

		France – 8.01%
GBP	969,000	AXA S.A. (d)	5.625%	1/16/54	1,256,320
USD	5,500,000	AXA S.A. (e) (f)	6.379%	12/14/36	6,027,010
USD	82,000	BNP Paribas S.A. (f)	6.250%	10/17/17	84,973
USD	4,084,000	BNP Paribas S.A. (f)	6.500%	12/6/16	4,178,218
USD	2,400,000	BNP Paribas S.A. (e) (f)	7.195%	6/25/37	2,715,000
USD	4,330,000	Credit Agricole S.A. (f)	7.375%	4/19/17	4,461,121
EUR	3,000,000	Elis S.A.	3.000%	4/30/22	3,375,269
EUR	848,000	Oberthur Technologies Holding SAS	9.250%	4/30/20	976,878
EUR	2,182,000	Orange S.A. (f)	4.250%	2/7/20	2,561,872
EUR	2,800,000	Orange S.A. (f)	5.000%	10/1/26	3,348,459
GBP	1,212,000	Orange S.A. (f)	5.750%	4/1/23	1,601,260
EUR	4,524,000	Sodexo	2.500%	6/24/26	5,747,940
					36,334,320
		Germany – 3.19%
EUR	1,500,000	Trionista TopCo GmbH	6.875%	4/30/21	1,741,718
EUR	909,000	Unitymedia GmbH (e)	3.750%	1/15/27	951,155
USD	200,000	Unitymedia Hessen GmbH & Co. KG (e)	5.000%	1/15/25	203,750
EUR	5,200,000	Unitymedia Hessen GmbH & Co. KG	3.500%	1/15/27	5,625,674
EUR	200,000	Unitymedia Hessen GmbH & Co. KG (e)	3.500%	1/15/27	216,372
EUR	5,000,000	WEPA Hygieneprodukte GmbH (e)	3.750%	5/15/24	5,741,004
					14,479,673
		Ireland – 4.50%
USD	3,500,000	Aquarius & Investments plc for Swiss Reinsurance Co., Ltd. (f)	8.250%	9/1/18	3,768,702
USD	223,000	Ardagh Packaging Finance plc (e)	6.000%	6/30/21	229,690
EUR	3,350,000	Ardagh Packaging Finance plc (e)	6.750%	5/15/24	3,930,289
EUR	4,400,000	Ardagh Packaging Finance plc (e)	4.125%	5/15/23	5,077,644
EUR	2,700,000	eircom Finance DAC (e)	4.500%	5/31/22	3,067,690
GBP	2,091,000	PGH Capital plc	5.750%	7/7/21	2,775,446
GBP	1,212,000	PGH Capital plc	6.625%	12/18/25	1,555,221
					20,404,682
		Italy – 0.03%
GBP	111,000	Enel SpA (d)	6.625%	9/15/76	146,645

		Luxembourg – 1.04%
EUR	290,000	Auris Luxembourg II S.A. (e)	8.000%	1/15/23	346,601
EUR	605,000	Auris Luxembourg II S.A.	8.000%	1/15/23	723,081
EUR	3,200,000	Telenet Finance VI Luxembourg S.C.A.	4.875%	7/15/27	3,675,971
					4,745,653
		Netherlands – 3.77%
GBP	1,250,000	Cooperatieve Rabobank UA (f)	6.910%	6/10/38	1,902,425
EUR	6,000,000	Deutsche Telekom International Finance B.V.	1.500%	4/3/28	6,863,754

See notes to portfolio of investments

Henderson Global Funds Strategic Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	1,896,000	ING Bank N.V. (d)	4.125%	11/21/23	$ 1,941,058
USD	2,000,000	ING Groep N.V. (f)	6.500%	4/16/25	1,980,000
EUR	700,000	InterXion Holding N.V. (e)	6.000%	7/15/20	806,232
EUR	2,000,000	TenneT Holding B.V.	1.750%	6/4/27	2,408,176
EUR	1,042,000	TMF Group Holding B.V.	9.875%	12/1/19	1,220,494
					17,122,139
		Norway – 0.11%
EUR	424,000	Lock A.S.	7.000%	8/15/21	485,714

		Spain – 0.86%
USD	3,897,000	BBVA International Preferred SAU (f)	5.919%	4/18/17	3,916,485

		Switzerland – 1.49%
USD	6,300,000	UBS Group A.G. (f)	7.000%	2/19/25	6,744,937

		United Kingdom – 22.77%
GBP	1,434,000	AA Bond Co., Ltd. (e)	5.500%	7/31/22	1,753,943
GBP	205,000	Arqiva Broadcast Finance plc (e)	9.500%	3/31/20	271,684
GBP	2,260,000	Arqiva Broadcast Finance plc	9.500%	3/31/20	2,995,148
GBP	1,333,000	Aviva plc (d)	6.875%	5/20/58	1,877,482
GBP	1,300,000	Aviva plc (f)	6.875%	11/21/19	1,703,118
USD	4,040,000	Barclays Bank plc (f)	6.278%	12/15/34	4,386,834
GBP	700,000	Barclays Bank plc (f)	14.000%	6/15/19	1,058,010
USD	2,000,000	BAT International Finance plc (e)	3.950%	6/15/25	2,148,230
EUR	2,500,000	BAT International Finance plc	0.875%	10/13/23	2,781,765
GBP	950,000	BAT International Finance plc	6.000%	6/29/22	1,431,156
GBP	1,869,000	BUPA Finance plc (f)	6.125%	9/16/20	2,499,266
GBP	2,509,000	Co-operative Group Holdings 2011, Ltd.	6.875%	7/8/20	3,510,173
GBP	1,182,000	CPUK Finance, Ltd. (e)	7.000%	8/28/20	1,536,027
GBP	788,000	Daily Mail & General Trust	5.750%	12/7/18	1,042,223
EUR	2,900,000	Diageo Finance plc	2.375%	5/20/26	3,623,324
GBP	406,000	Galaxy Bidco, Ltd.	6.375%	11/15/20	510,660
GBP	909,000	HBOS Sterling Finance Jersey LP (f)	7.881%	12/9/31	1,479,313
GBP	2,212,000	Heathrow Funding, Ltd.	6.000%	3/20/20	3,089,803
GBP	300,000	Heathrow Funding, Ltd.	7.125%	2/14/24	477,420
GBP	3,275,000	HSBC Bank Capital Funding Sterling 1 LP (f)	5.844%	11/5/31	4,597,767
GBP	1,650,000	HSBC Bank plc	5.375%	8/22/33	2,328,766
EUR	2,934,000	Imperial Brands Finance plc	2.250%	2/26/21	3,461,432
GBP	1,750,000	Imperial Brands Finance plc	4.875%	6/7/32	2,637,339
USD	1,302,000	International Game Technology plc (e)	6.500%	2/15/25	1,415,665
USD	2,740,000	International Game Technology plc (e)	6.250%	2/15/22	2,918,100
GBP	2,607,000	Iron Mountain Europe plc	6.125%	9/15/22	3,350,518
GBP	1,000,000	ITV plc	6.125%	1/5/17	1,235,433
GBP	1,300,000	Legal & General Group plc (f)	5.875%	4/1/19	1,651,507
GBP	600,000	Legal & General Group plc (f)	6.385%	5/2/17	745,574
USD	2,020,000	Lloyds Banking Group plc (e) (f)	6.657%	5/21/37	2,257,350
GBP	720,000	NGG Finance plc (d)	5.625%	6/18/73	985,933
USD	5,469,000	Prudential plc (f)	6.500%	12/23/16	5,581,251
GBP	3,100,000	RAC Bond Co. plc	4.565%	5/6/23	4,129,911
USD	1,430,000	Royal Bank of Scotland Group plc (f)	7.648%	9/30/31	1,698,125
GBP	612,000	Scottish Widows, Ltd.	7.000%	6/16/43	834,956
EUR	1,500,000	Sky plc	1.875%	11/24/23	1,742,428

See notes to portfolio of investments

Henderson Global Funds Strategic Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	1,544,000	Sky plc (e)	3.750%	9/16/24	$ 1,586,625
GBP	400,000	Standard Life plc (d)	5.500%	12/4/42	511,176
GBP	1,400,000	Standard Life plc (f)	6.546%	1/6/20	1,824,642
GBP	606,000	Standard Life plc (f)	6.750%	7/12/27	843,337
EUR	1,060,000	Synlab Bondco plc (e)	6.250%	7/1/22	1,262,639
EUR	760,000	Synlab Bondco plc	6.250%	7/1/22	905,288
GBP	1,576,000	Tesco plc	5.500%	1/13/33	1,993,910
GBP	342,807	Tesco Property Finance 3 plc	5.744%	4/13/40	416,631
GBP	67,000	Thames Water Utilities Finance, Ltd. (d)	5.375%	7/21/25	84,320
GBP	3,152,000	Virgin Media Secured Finance plc	6.250%	3/28/29	4,057,415
GBP	606,000	William Hill plc	7.125%	11/11/16	744,604
EUR	5,000,000	Worldpay Finance plc	3.750%	11/15/22	5,941,573
GBP	1,000,000	WPP 2012 Ltd.	6.000%	4/4/17	1,250,131
EUR	1,703,000	WPP Finance 2013	3.000%	11/20/23	2,176,914
					103,346,839
		United States – 24.39%
USD	4,300,000	Altice US Finance I Corp. (e)	5.500%	5/15/26	4,396,750
USD	1,500,000	Altria Group, Inc.	2.625%	9/16/26	1,489,325
USD	4,800,000	Altria Group, Inc.	4.250%	8/9/42	5,005,829
USD	681,000	Aramark Services, Inc.	5.125%	1/15/24	715,050
USD	2,419,000	Aramark Services, Inc. (e)	4.750%	6/1/26	2,425,048
USD	1,620,000	AT&T, Inc.	4.750%	5/15/46	1,591,507
EUR	730,000	Ball Corp.	4.375%	12/15/23	903,170
EUR	2,000,000	Brown Forman Corp.	1.200%	7/7/26	2,250,355
USD	836,000	CCO Holdings LLC (e)	5.875%	5/1/27	877,800
USD	2,080,000	Charter Communications Operating LLC (e)	4.908%	7/23/25	2,247,296
USD	1,449,000	Charter Communications Operating LLC (e)	6.484%	10/23/45	1,703,988
USD	2,620,000	Comcast Corp.	4.600%	8/15/45	2,915,994
USD	2,000,000	Constellation Brands, Inc.	4.750%	12/1/25	2,197,500
USD	2,004,000	Cott Beverages, Inc.	5.375%	7/1/22	2,041,575
USD	2,235,000	Crown Americas LLC (e)	4.250%	9/30/26	2,195,888
USD	5,322,000	Diamond 1 Finance Corp. (e)	8.100%	7/15/36	6,369,881
USD	1,563,000	Dresdner Funding Trust I (e)	8.151%	6/30/31	1,861,924
USD	2,500,000	Fresenius Medical Care US Finance II Inc. (e)	4.750%	10/15/24	2,618,750
USD	137,000	HCA, Inc.	5.000%	3/15/24	143,028
USD	2,000,000	Iron Mountain, Inc.	6.000%	8/15/23	2,135,000
EUR	1,200,000	Kellogg Co.	1.250%	3/10/25	1,338,925
USD	1,060,000	Kraft Heinz Foods Co.	5.000%	6/4/42	1,178,621
USD	1,864,000	Kraft Heinz Foods Co.	3.000%	6/1/26	1,846,851
USD	2,400,000	Kraft Heinz Foods Co.	5.200%	7/15/45	2,701,157
USD	1,730,000	Medtronic, Inc.	4.625%	3/15/45	1,962,118
USD	250,000	Microsoft Corp.	4.450%	11/3/45	275,566
USD	1,325,000	Microsoft Corp.	3.450%	8/8/36	1,310,840
USD	2,880,000	Molson Coors Brewing Co.	4.200%	7/15/46	2,891,419
USD	1,260,000	Newell Brands, Inc.	5.500%	4/1/46	1,488,133
USD	1,650,000	Newell Brands, Inc.	4.200%	4/1/26	1,784,891
USD	2,480,000	Oracle Corp.	4.000%	7/15/46	2,455,408
EUR	4,367,000	Philip Morris International, Inc.	2.750%	3/19/25	5,577,300
USD	2,686,000	RBS Capital Trust II (f)	6.425%	1/3/34	2,847,160
EUR	4,000,000	RELX Capital, Inc.	1.300%	5/12/25	4,575,419
USD	1,000,000	Reynolds American, Inc.	6.150%	9/15/43	1,280,979
USD	4,165,000	Reynolds American, Inc.	5.850%	8/15/45	5,198,157
USD	2,830,000	S&P Global, Inc.	4.000%	6/15/25	3,040,594
USD	1,400,000	Sealed Air Corp. (e)	5.250%	4/1/23	1,477,000

See notes to portfolio of investments

Henderson Global Funds Strategic Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

	Face					Value
	amount			Coupon	Maturity	(note 2)
USD	2,900,000		Service Corp. International	5.375%	5/15/24	$ 3,059,500
USD	650,000		Service Corp. International	7.625%	10/1/18	719,875
USD	1,300,000		Sirius XM Radio, Inc. (e)	6.000%	7/15/24	1,382,875
USD	2,315,000		Sirius XM Radio, Inc. (e)	5.375%	4/15/25	2,366,856
EUR	1,400,000		Spectrum Brands, Inc. (e)	4.000%	10/1/26	1,583,729
USD	818,000		Verizon Communications, Inc.	6.550%	9/15/43	1,075,673
EUR	2,300,000		Walgreens Boots Alliance, Inc.	2.125%	11/20/26	2,657,897
USD	1,940,000		Walgreens Boots Alliance, Inc.	3.800%	11/18/24	2,043,683
USD	1,096,000		Walgreens Boots Alliance, Inc.	4.800%	11/18/44	1,178,106
USD	520,000		Walgreens Boots Alliance, Inc.	3.450%	6/1/26	531,096
USD	160,000		Walgreens Boots Alliance, Inc.	4.650%	6/1/46	169,377
						106,084,863

						321,483,935
		Total corporate bonds
		(Cost $330,631,034)

Foreign government obligations – 4.02%
		Australia - 4.02%
AUD	24,000,000		Australia Government Bond	1.750%	11/21/20	18,235,618

		Total Foreign government obligations				18,235,618
		(Cost $18,247,735)

Shares

Preferred stock – 1.44%
		United Kingdom - 0.30%
850,000			Nationwide Building Society (f)			1,345,737

		United States - 0.12%
	21,258		Citigroup Capital XIII (d)			552,920
	4,621,000		Wachovia Capital Trust III (f)			4,632,552
		Total preferred stock				6,531,209
		(Cost $6,771,755)

		Total long-term investments				405,871,704
		(Cost $415,456,956)

	Shares

Short-term investment - 14.38%
	65,252,309		Fidelity Investments Money Market Treasury Portfolio (g)			65,252,309

		Total short-term investment				65,252,309
		(Cost $65,252,309)

Total investments - 103.81%
		(Cost $480,709,265)				471,124,013
Financial Derivative Instruments (h)
(Cost or Premiums, net $692,556) - 0.07%						328,941
Net other assets and liabilities – (3.88)%						(17,619,732)
Total net assets – 100.00%						$ 453,833,222

(a)
Bank loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Bank loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

See notes to portfolio of investments

Henderson Global Funds Strategic Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

(b)
Bank loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(c)	Security is purchased on a delayed delivery basis.
(d)
Variable or Floating rate interest rate security. Includes fixed-to-floating rate corporate bond securities which currently pay a fixed coupon that will move to a floating rate coupon if the bond is not redeemed at the call date. Rate presented represents rate at October 31, 2016.

(e)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2016, the restricted securities held by the Fund had an aggregate value of $75,970,485, which represented 16.7% of net assets.

(f)	Maturity date is perpetual. Maturity date presented represents the next call date.
(g)	This short-term investment was segregated for open forward currency contracts, delayed delivery purchases and open swap contracts at October 31, 2016.
(h)	Information with respect to financial derivative instruments is disclosed in the following tables.

See notes to portfolio of investments

Henderson Global Funds Strategic Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

(h) FINANCIAL DERIVATIVE INSTRUMENTS
EXCHANGE-TRADED OR CENTRALLY-CLEARED DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS

							Uprfront
		Rates		Implied	Notional		premiums	Unrealized
	Reference	received/	Termination	credit	amount		paid/	appreciation/		Value
Counterparty	entity	(paid)	date	spread	(000s	)	(received)	depreciation)	Asset		Liability
Protection sold:
ICE	iTraxx Crossover, Series 25	5.00%	6/20/21	3.15%	4,062		$325,828	$(11,741)	314,087		$—
ICE	iTraxx Crossover, Series 26	5.00%	12/20/21	3.3%	4,611		359,351	(3,276)	356,075		—

Total							$685,179	$(15,017)	$670,162		$—

ICE InterContinental Exchange

	Cost or Premiums, net	Asset	Liability
TOTAL EXCHANGE-TRADED OR CENTRALLY-CLEARED DERIVATIVE INSTRUMENTS	$685,179	$670,162	$—

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS
	Counterparty	Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
Australian Dollar (Short)	BNP Paribas Securities	11/22/16	24,138	$ 18,351,783	$6,931	—
British Pound (Short)	BNP Paribas Securities	11/22/16	60,224	73,742,982	—	(443,586)
Euro (Long)	JP Morgan Chase Bank, N.A.	11/4/16	4,150	4,556,019	34,432	—
Euro (Short)	JP Morgan Chase Bank, N.A.	11/4/16	4,150	4,556,019	22,716	—
Euro (Short)	BNP Paribas Securities	11/22/16	112,245	123,315,663	132,404	—
Euro (Short)	Citibank, N.A.	11/16/16	4,200	4,613,114	—	(26,901)
Total					$196,483	$(470,487)

CREDIT DEFAULT SWAP CONTRACTS
Counterparty	Reference Entity	Rates received/ (paid)	Termination date	Implied credit spread	Notional amount (000s)	Upfront premiums paid/ (received)	Unrealized appreciation/ (depreciation)	Value Asset Liability
Protection purchased:
JP Morgan Chase Bank, N.A.	Deutsche Lufthansa	(1.00)%	12/20/21	1.45%	2,196	62,500	$(12,896)	$49,604	$—
JP Morgan Chase Bank, N.A.	Host Hotels	(1.00)%	12/20/20	0.80%	2,500	40,372	(60,006)	—	(19,634)
Citibank, N.A.	ITV plc	(1.00)%	12/20/20	0.93%	549	(104,562)	12,693	—	(91,869)
Barclays Bank plc	Renault	(1.00)%	12/20/21	0.95%	3,293	10,704	(19,077)	—	(8,373)

See notes to portfolio of investments

Henderson Global Funds Strategic Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

CREDIT DEFAULT SWAP CONTRACTS (CONTINUED)
Counterparty	Reference Entity	Rates received/ (paid)	Termination date	Implied credit spread	Notional amount (000s)	Upfront premiums paid/ (received)	Unrealized appreciation/ (depreciation)	Value Asset Liability
Protection sold:
JP Morgan Chase Bank, N.A.	ConvaTec Healthcare	5.00%	12/20/17	0.17%	55	(1,637)	$ 4,692	$ 3,055	$—
Total						$7,377	$(74,594)	$52,659	$(119,876)

	Cost or
	Premiums, Net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$7,377	$249,142	($590,363)

	Cost or
	Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$692,556	$919,304	$(590,363)

See notes to portfolio of investments

Henderson Global Funds Strategic Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Tobacco	6.83%
Diversified Banking Institution	5.17
Cable TV	4.66
Commercial Banks Non-US	4.51
Life/Health Insurance	4.20
Sovereign	4.02
Telephone-Integrated	3.75
Commercial Services	3.24
Telecommunication Services	2.91
Containers - Metal/Glass	2.23
Food-Catering	1.96
Brewery	1.95
Medical-Hospitals	1.92
Money Center Banks	1.90
Multi-line Insurance	1.79
Beverages - Wine & Spirits	1.78
Containers-Paper/Plastic	1.71
Food-Miscellaneous/Diversified	1.56
Diversified Operations	1.49
Retail-Drug Store	1.45
Medical Products	1.43
Finance-Other Services	1.42
Specialized Finance	1.40
Paper & Related Products	1.26
Beverages	1.22
Gambling (Non-Hotel)	1.12
Specialty Stores	1.04
Super-Regional Banks-US	1.02
Publishing-Books	1.01
Casinos & Gaming	0.88
Containers & Packaging	0.88
Cable/Satellite TV	0.87
Funeral Services & Related Items	0.83
Radio	0.83
Reinsurance	0.83
Airport Development & Maintenance	0.79
Consumer Products - Miscellaneous	0.79
Transaction Mgt Systems	0.76
Electric-Transmission	0.75
Power Conversion/Supply Equipment	0.73
Broadcast Services/Programs	0.72
Home Decoration Products	0.72
Medical Labs & Testing Services	0.72
Auto Racing	0.62
Dialysis Centers	0.58
Medical-HMO	0.55
Commercial Services-Finance	0.54
Enterprise Software/Services	0.54
Advertising Services	0.48
Beverages-Non-alcoholic	0.45
Food-Retail	0.44

See notes to portfolio of investments

Henderson Global Funds Strategic Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Medical Instruments	0.43
Auto Repair Centers	0.39
Electronic Measurement Instruments	0.38
Applications Software	0.35
Resorts/Theme Parks	0.34
Mortgage Banks	0.33
Building Societies	0.30
Consulting Services	0.28
Television	0.27
Publishing-Newspapers	0.23
Specialized REITs	0.23
Computer Data Security	0.22
Computer Software	0.18
Property/Casualty Insurance	0.11
Real Estate Operations/Development	0.09
Electric-Integrated	0.03
Water	0.02
Long-Term Investments	89.43
Short-Term Investment	14.38
Total investments	103.81
Financial Derivative Instruments	0.07
Net other assets and liabilities	(3.88)
100.00%

See notes to portfolio of investments

Henderson Global Funds Strategic Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
US Dollar	54%
Euro	27
British Pound	15
Australian Dollar	4
100%

See notes to portfolio of investments

Henderson Global Funds Strategic Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Fair Value Measurement

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Bank Loans
France	$—	$2,652,747	$—	$2,652,747
Germany	—	9,029,148	—	9,029,148
Ireland	—	2,400,097	—	2,400,097
Netherlands	—	6,077,835	—	6,077,835
Switzerland	—	1,092,830	—	1,092,830
United States	—	38,368,285	—	38,368,285
Total bank loans	—	59,620,942	—	59,620,942
Corporate bonds
Belgium	—	5,979,555	—	5,979,555
Denmark	—	1,692,430	—	1,692,430
France	—	36,334,320	—	36,334,320
Germany	—	14,479,673	—	14,479,673
Ireland	—	20,404,682	—	20,404,682
Italy	—	146,645	—	146,645
Luxembourg	—	4,745,653	—	4,745,653
Netherlands	—	17,122,139	—	17,122,139
Norway	—	485,714	—	485,714
Spain	—	3,916,485	—	3,916,485
Switzerland	—	6,744,937	—	6,744,937
United Kingdom	—	103,346,839	—	103,346,839
United States	—	110,717,415	—	110,717,415
Total corporate bonds	—	326,116,487	—	326,116,487
Foreign government obligations
Australia	—	18,235,618	—	18,235,618
Total Foreign government obligations	—	18,235,618	—	18,235,618
Preferred Stock
United Kingdom	—	1,345,737	—	1,345,737
United States	552,920	—	—	552,920
Total preferred stock	552,920	1,345,737	—	1,898,657
Short-term investment	65,252,309	—	—	65,252,309
Total investments	65,805,229	405,318,784	—	471,124,013

See notes to portfolio of investments

Henderson Global Funds Strategic Income Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally-cleared	$—	$670,162	$—	$670,162
Over-the-counter	—	249,142	—	249,142
Total Financial Derivative Instruments - Assets	$—	$919,304	$—	$919,304
Liabilities
Financial Derivative Instruments - Liabilities
Over-the-counter	—	(590,363)	—	(590,363)
Total Financial Derivative Instruments - Liabilities	$—	$(590,363)	$—	$(590,363)

During the period ended October 31, 2016, there were no transfers in or out of security levels.
See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016	Portfolio of investments (unaudited)

	Face				Value
	amount		Coupon	Maturity	(note 2)
Corporate bonds – 42.23%
		Australia – 0.55%
GBP	112,000	QBE Insurance Group, Ltd. (a)	6.115%	5/24/42	$145,422

		British Virgin Islands – 0.51%
GBP	100,000	Global Switch Holdings, Ltd.	4.375%	12/13/22	135,161

		France – 3.06%
EUR	160,000	AXA S.A. (a)	5.125%	7/4/43	202,998
USD	135,000	Banque PSA Finance S.A.	5.750%	4/4/21	151,176
EUR	196,000	Crown European Holdings S.A.	3.375%	5/15/25	221,398
EUR	100,000	HomeVi SAS (b) (c)	6.875%	8/15/21	117,369
EUR	100,000	Oberthur Technologies Holding SAS	9.250%	4/30/20	115,198
					808,139
		Germany – 0.99%
EUR	100,000	Heidelberger Druckmaschinen AG	8.000%	5/15/22	116,762
EUR	120,000	Kirk Beauty One GmbH	8.750%	7/15/23	143,793
					260,555
		Ireland – 2.19%
EUR	100,000	Ardagh Packaging Finance plc/Ardgah MP Holding USA, Inc. (b)	6.750%	5/15/24	117,322
USD	200,000	Cloverie plc for Zurich Insurance Co., Ltd. (a)	5.625%	6/24/46	214,850
EUR	100,000	Eircom Finance DAC (b)	4.500%	5/31/22	113,618
GBP	100,000	PGH Capital plc	5.750%	7/7/21	132,733
					578,523
		Italy – 0.42%
EUR	100,000	Schumann SpA	7.000%	7/31/23	111,950

		Jersey – 0.58%
GBP	120,000	Aston Martin Capital, Ltd.	9.250%	7/15/18	151,521

		Luxembourg – 3.89%
EUR	100,000	Bavarian Sky S.A. (a)	0.029%	10/20/23	110,112
EUR	107,993	Bavarian Sky S.A. (a)	—%	8/20/22	118,744
EUR	100,000	Cerberus Nightingale 1 SARL	8.250%	2/1/20	113,343
EUR	100,000	Dufry Finance SCA (b)	4.500%	8/1/23	117,665
EUR	200,000	Grand City Properties S.A. (d)	3.750%	2/18/22	224,172
EUR	100,000	Hanesbrands Finance Luxembourg SCA (b)	3.500%	6/15/24	115,423
EUR	100,000	Lecta S.A. (b)	6.500%	8/1/23	110,941
EUR	100,000	Pentair Finance S.A.	2.450%	9/17/19	115,587
					1,025,987
		Netherlands – 3.05%
EUR	200,000	ATF Netherlands BV (d)	3.750%	1/20/23	211,317
EUR	100,000	Grupo Antolin Dutch BV	5.125%	6/30/22	117,596
EUR	100,000	JAB Holdings BV	2.125%	9/16/22	118,778
USD	100,000	Koninklijke KPN N.V.	8.375%	10/1/30	135,856
EUR	200,000	NN Group N.V. (d)	4.500%	1/15/26	220,859
					804,406

See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

	Face				Value
	amount		Coupon	Maturity	(note 2)
		Portugal – 0.44%
EUR	100,000	Energias de Portugal S.A. (a)	5.375%	9/16/75	$115,604

		Spain – 0.41%
EUR	100,000	Merlin Properties Socimi S.A.	1.875%	11/2/26	107,820

		United Kingdom – 11.17%
GBP	130,000	AA Bond Co, Ltd.	5.500%	7/31/22	159,005
GBP	100,000	Admiral Group plc	5.500%	7/25/24	126,915
USD	200,000	Barclays plc	4.375%	1/12/26	206,206
USD	200,000	BG Energy Capital plc (b)	4.000%	10/15/21	217,784
GBP	140,000	Broadgate Financing plc (a)	1.983%	10/5/23	166,667
GBP	100,000	CYBG plc (a)	5.000%	2/9/26	115,866
GBP	50,000	HBOS Capital Funding LP (d)	6.461%	11/30/18	65,369
GBP	50,000	HSBC Holdings plc	7.000%	4/7/38	81,616
USD	200,000	Imperial Brands Finance plc (b)	3.750%	7/21/22	211,258
GBP	100,000	Investec plc	4.500%	5/5/22	125,824
EUR	200,000	Kennedy Wilson Europe Real Estate plc	3.250%	11/12/25	228,424
GBP	140,000	Legal & General Group plc (a)	5.375%	10/27/45	175,398
GBP	100,000	Pension Insurance Corp., plc	6.500%	7/3/24	118,630
GBP	100,000	Prudential plc (a)	5.000%	7/20/55	118,512
EUR	100,000	Royal Bank of Scotland Group plc	2.500%	3/22/23	110,309
GBP	50,000	RSA Insurance Group plc (a)	9.375%	5/20/39	71,183
GBP	100,000	Standard Chartered plc	5.125%	6/6/34	116,462
GBP	100,000	Standard Life plc (a)	5.500%	12/4/42	127,794
GBP	130,000	Tesco plc	6.000%	12/14/29	175,519
GBP	90,000	Virgin Media Secured Finance plc	6.000%	4/15/21	115,530
EUR	100,000	Vue International Bidco plc (a) (b)	4.939%	7/15/20	110,867
					2,945,138
		United States – 14.97%
USD	170,000	Amgen, Inc.	3.625%	5/22/24	178,956
USD	70,000	AT&T, Inc.	6.000%	8/15/40	80,134
USD	35,000	Bank of America Corp.	4.450%	3/3/26	37,433
USD	50,000	BlueLine Rental Finance Corp. (b)	7.000%	2/1/19	43,875
USD	200,000	Calpine Corp.	5.750%	1/15/25	195,250
USD	200,000	CCO Holdings LLC (b)	5.875%	5/1/27	210,000
USD	150,000	Cengage Learning, Inc. (b)	9.500%	6/15/24	142,125
USD	100,000	Centene Corp.	6.125%	2/15/24	106,750
USD	100,000	CenturyLink, Inc.	7.500%	4/1/24	104,375
USD	200,000	Digicel Group, Ltd. (b)	8.250%	9/30/20	178,000
USD	75,000	ESH Hospitality, Inc. (b)	5.250%	5/1/25	74,438
USD	100,000	ILFC E-Capital Trust I (a) (b)	4.000%	12/21/65	80,000
USD	75,000	KLX, Inc. (b)	5.875%	12/1/22	76,703
USD	200,000	LifePoint Health, Inc. (b)	5.375%	5/1/24	199,260
USD	130,000	Meccanica Holdings USA, Inc. (b) (e)	6.250%	1/15/40	132,925
USD	65,000	Medtronic, Inc.	3.150%	3/15/22	68,577
USD	150,000	Microsoft Corp.	2.000%	8/8/23	148,067
EUR	100,000	Morgan Stanley	1.375%	10/27/26	107,717
USD	150,000	Philip Morris International, Inc.	3.600%	11/15/23	161,617
USD	200,000	PQ Corp. (b)	6.750%	11/15/22	216,250
USD	200,000	RCN Telecom Services LLC (b)	8.500%	8/15/20	213,375
USD	150,000	Sunoco LP	6.250%	4/15/21	154,125
USD	125,000	T-Mobile USA, Inc.	6.500%	1/15/26	137,337
USD	300,000	The Procter & Gamble Co.	2.450%	11/3/26	299,580

See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	200,000	The Southern Co.	4.250%	7/1/36	$208,502
USD	150,000	TransDigm, Inc.	6.000%	7/15/22	157,125
EUR	100,000	Verizon Communications, Inc.	0.500%	6/2/22	109,581
USD	27,000	Verizon Communications, Inc.	5.012%	8/21/54	27,960
USD	100,000	West Corp. (b)	5.375%	7/15/22	96,625
					3,946,662

	Total corporate bonds
	(Cost $11,615,303)				11,136,888

Commercial mortgage-backed securities – 2.78%
		Germany – 0.31%
EUR	75,615	Juno Eclipse 2007-2, Ltd. (a)	0.088%	11/20/22	82,888

		United Kingdom – 2.47%
GBP	111,309	Business Mortgage Finance 3 plc (a)	1.786%	11/15/38	133,997
GBP	71,000	Business Mortgage Finance 3 plc (a)	4.036%	11/15/38	77,377
GBP	41,431	Business Mortgage Finance 5 plc (a)	0.766%	2/15/39	49,755
GBP	148,159	DECO 12-UK 4 plc (a)	0.595%	1/27/20	179,851
GBP	55,000	Eddystone Finance plc (a)	1.566%	4/19/21	64,950
GBP	50,000	Eddystone Finance plc (a)	1.166%	4/19/21	59,447
GBP	69,802	Taurus CMBS UK 2014-1, Ltd. (a)	1.893%	5/1/22	85,652
					651,029

	Total commercial mortgage-backed securities
	(Cost $919,805)				733,917

Credit Card Receivables – 3.06%
		United Kingdom – 0.61%
GBP	133,000	Gracechurch Card Funding plc (a)	0.765%	7/15/21	162,221

		United States – 2.45%
USD	270,000	Barclays Dryrock Issuance Trust (a)	0.895%	12/16/19	270,162
USD	104,000	Capital One Multi-Asset Execution Trust (a)	0.575%	7/15/20	104,009
USD	270,000	Discover Card Execution Note Trust (a)	0.965%	7/15/21	271,152
					645,323
	Total Credit Card Receivables
	(Cost $850,623)				807,544

Auto Loan Receivables – 0.52%
Ireland – 0.10%
EUR	23,625	E-Carat S.A. (a)	0.400%	9/18/21	25,982
					25,982
		Luxembourg – 0.42%
EUR	100,522	Bilkreditt 5, Ltd. (a)	0.058%	3/25/28	110,544
					110,544
	Total Auto Loan Receivables
	(Cost $136,771)				136,526

See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

	Face				Value
	amount		Coupon	Maturity	(note 2)
Collateralized loan obligations – 3.87%
		Ireland – 0.88%
EUR	109,952	Bacchus Series 2006-2 plc (a)	0.461%	8/17/22	$120,908
EUR	100,000	Harvest CLO XIV DAC (a)	3.000%	11/18/29	110,751
					231,659
		Netherlands – 2.99%
EUR	125,000	Dryden 44 Euro CLO 2015 BV (a)	1.450%	7/15/30	138,871
EUR	100,000	Highlander Euro CDO II BV (a)	0.349%	12/14/22	104,550
EUR	100,000	Jubilee CDO VI BV (a)	0.399%	9/20/22	108,095
EUR	100,000	Jubilee CLO 2015-XVI BV (a)	2.100%	12/15/29	110,779
EUR	100,000	Wood Street CLO II BV (a)	0.399%	3/29/21	109,216
EUR	200,000	Wood Street CLO IV BV (a)	0.189%	9/25/22	218,016
					789,527
	Total collateralized loan obligations
	(Cost $1,046,838)				1,021,186

Residential mortgage-backed securities – 11.18%
		Australia – 0.24%
GBP	52,665	Interstar Millennium Series 2004-4E Trust (a)	0.746%	11/14/36	61,867

		Netherlands – 1.67%
EUR	200,000	Dolphin Master Issuer BV (a)	0.547%	9/28/99	222,170
EUR	196,650	Storm 2015 - IV BV (a)	0.951%	8/22/54	217,702
					439,872
		United Kingdom – 7.11%
EUR	100,972	Alba Series 2006-2 plc (a)	—%	12/15/38	104,730
GBP	50,486	Alba Series 2006-2 plc (a)	0.552%	12/15/38	57,935
EUR	150,000	Duncan Funding 2015-1 plc (a)	0.179%	12/17/62	165,443
GBP	119,000	Eurosail 2006-1 plc (a)	0.640%	6/10/44	130,798
EUR	140,000	Eurosail 2006-1 plc (a)	0.029%	6/10/44	139,941
GBP	1,530	Gosforth Funding 2012-1 plc (a)	1.929%	12/19/47	1,876
GBP	126,071	Money Partners Securities 4 plc (a)	0.762%	3/15/40	148,602
GBP	49,133	Newgate Funding plc (a)	0.553%	12/1/50	56,755
EUR	128,469	Paragon Mortgages No. 8 plc (a)	0.049%	4/16/35	135,080
EUR	222,767	Paragon Mortgages No. 9 plc (a)	0.061%	5/15/41	229,965
EUR	149,000	Permanent Master Issuer plc (a)	0.109%	7/15/42	164,106
GBP	126,204	RMAC 2005-NS3 plc (a)	0.740%	6/12/43	146,593
EUR	300,000	Silverstone Master Issuer plc (a)	0.007%	1/21/70	330,350
GBP	62,253	Southern Pacific Financing plc (a)	0.840%	6/10/43	63,884
					1,876,058
		United States – 2.16%
USD	136,963	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE5 (a)	1.269%	8/25/35	136,139
USD	126,427	Bear Stearns ALT-A Trust 2004-12 (a)	1.234%	1/25/35	123,053
USD	127,391	RASC Series 2005-AHL3 Trust (a)	0.774%	11/25/35	126,544
USD	38,436	Terwin Mortgage Trust 2006-5 (a) (b)	0.744%	6/25/37	37,954

See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	152,753	Thornburg Mortgage Securities Trust 2003-6 (a)	1.2340%	12/25/33	$146,497
					570,187
	Total residential mortgage-backed securities
	(Cost $3,188,674)				2,947,984

	Principal				Value
	amount		Coupon	Maturity	(note 2)

Sovereign debt obligations – 14.54%
EUR	1,016,754	Italy Buoni Poliennali Del Tesoro (f)	2.350%	9/15/19	1,207,855
JPY	52,250,000	Japan Government Ten Year Bond	0.600%	12/20/23	526,072
JPY	50,000,000	Japan Treasury Discount Bill	—%	12/12/16	476,881
JPY	110,000,000	Japan Treasury Discount Bill	—%	11/21/16	1,048,953
RON	390,000	Romania Government Bond	5.950%	6/11/21	110,492
EUR	419,000	Spain Government Bond	0.500%	10/31/17	463,359
	Total sovereign debt obligations
	(Cost $3,993,527)				3,833,612

	Face				Value
	amount		Coupon	Maturity	(note 2)

US government obligations – 12.05%
	United States - 12.05%
USD	857,767	United States Treasury Inflation Indexed Bonds (f)	0.625%	1/15/24	896,803
USD	780,643	United States Treasury Inflation Indexed Bonds (f)	0.250%	1/15/25	791,466
USD	1,426,757	United States Treasury Inflation Indexed Bonds (f)	0.625%	1/15/26	1,490,113
					3,178,382
	Total US government obligations
	(Cost $3,104,345)				3,178,382

	Total long-term investments
	(Cost $24,855,886)				23,796,039

	Shares
Short-term investment - 9.29%
	2,448,604	Fidelity Investments Money Market Treasury Portfolio			2,448,604

	Total short-term investment
	(Cost $2,448,604)				2,448,604

Total investments (g) - 99.52%
	(Cost $27,304,490)
					26,244,643
Financial Derivative Instruments (h)
(Cost or Premiums, net $111,515) - 0.25%					66,085

See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Net other assets and liabilities – 0.23%	60,331

Total net assets – 100.00%	$26,371,059

(a)
Variable or Floating rate interest rate security. Includes fixed-to-floating rate corporate bond securities which currently pay a fixed coupon that will move to a floating rate coupon if the bond is not redeemed at the call date. Rate presented represents rate at October 31, 2016.

(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2016, the restricted securities held by the Fund had an aggregate value of $2,933,777, which represented 11.1% of net assets.

(c)	Security is purchased on a delayed delivery basis.
(d)	Maturity date is perpetual. Maturity date presented represents the next call date.
(e)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(f)	Indexed security in which both the coupon and principal are adjusted in-line with movements in the inflation index in that sovereign market.
(g)
All or a portion of these securities and short-term investments were segregated for delayed delivery purchases, open futures contracts, forward foreign currency contracts, swaptions and swap contracts at October 31, 2016.

(h)	Information with respect to financial derivative instruments is disclosed in the following tables.

See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

(h) FINANCIAL DERIVATIVE INSTRUMENTS
EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS
	Number of contracts	Expiration date	Current notional value	Unrealized appreciation/ (depreciation) Asset Liability
US Treasury 10 Year Note (Long)	7	12/20/16	$907,375	$—	$(10,403)
Euro-BUXL 30 Year Bond (Short)	(2)	12/8/16	394,927	2,880	—
Euro-Bund (Short)	(3)	12/8/16	534,066	—	(497)
Total				$2,880	$(10,900)

SWAP CONTRACTS
Interest Rate Swap Contracts
	Notional	Portfolio		Annual		Unrealized
	amounts	Pays/Receives		Fixed	Termination	appreciation/(depreciation)
Exchange	(000s)	Floating Rate	Floating Rate Index	Rate	Date	Asset Liability
LCH	$1,338	Receives	3-month USD LIBOR	3.6300%	10/6/34	$—	$(147,108)
LCH	126	Receives	3-month USD LIBOR	3.2500%	5/14/35	—	(9,702)
LCH	483	Receives	6-month EURIBOR	1.1300%	3/31/46	—	(718)
LCH	3,170	Pays	6-month GBP LIBOR	0.5735%	10/18/19	—	(10,182)
LCH	746	Pays	6-month EURIBOR	1.0700%	3/30/26	6,933	—
LCH	2,574	Pays	6-month JPY LIBOR	(0.0880)%	10/3/18	—	(3,095)
LCH	1,345	Pays	3-month USD LIBOR	3.4630%	10/6/44	110,123	—
LCH	259	Pays	3-month USD LIBOR	3.1035%	5/14/45	14,896	—
Total						$131,952	$(170,805)
LCH	London Clearing House

	Cost or Premiums, net	Asset	Liability
TOTAL EXCHANGE-TRADED OR CENTRALLY-CLEARED DERIVATIVE INSTRUMENTS	$—	$134,832	($181,705)

See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS
			Local	Current	Unrealized
Value			amount	notional	appreciation/(depreciation)
	Counterparty	date	(000's)	value	Asset Liability
Australian Dollar (Long)	Citibank, N.A.	12/20/16	36	$27,304	$20	$—
Australian Dollar (Short)	Morgan Stanley Capital Services LLC	12/20/16	38	28,911	63	—
British Pound (Long)	JP Morgan Chase Bank, N.A.	12/15/16	412	504,880	—	(31,520)
British Pound (Long)	JP Morgan Chase Bank, N.A.	12/20/16	111	136,395	—	(6,336)
British Pound (Short)	BNP Paribas Securities Services	11/22/16	3,253	3,983,098	—	(23,861)
British Pound (Short)	JP Morgan Chase Bank, N.A.	12/15/16	418	512,553	21,926	—
British Pound (Short)	Citibank, N.A.	12/20/16	57	69,564	5,856	—
British Pound (Short)	Morgan Stanley Capital Services LLC	12/20/16	6	7,481	3,654	—
Canadian Dollar (Long)	JP Morgan Chase Bank, N.A.	12/15/16	694	517,575	—	(10,341)
Canadian Dollar (Short)	JP Morgan Chase Bank, N.A.	12/15/16	694	517,575	14,026	—
Euro (Long)	JP Morgan Chase Bank, N.A.	12/15/16	477	524,626	4,669	—
Euro (Short)	BNP Paribas Securities Services	11/22/16	6,238	6,853,072	2,439	—
Euro (Short)	Citibank, N.A.	12/15/16	477	524,626	11,774	—
Euro (Short)	Citibank, N.A.	12/20/16	1,569	1,726,627	38,468	—
Euro (Short)	JP Morgan Chase Bank, N.A.	12/20/16	6	6,051	157	—
Euro (Short)	Morgan Stanley Capital Services LLC	12/20/16	28	31,244	—	(111)
Japanese Yen (Short)	Morgan Stanley Capital Services LLC	11/21/16	110,000	1,049,567	51,309	—
Japanese Yen (Short)	Morgan Stanley Capital Services LLC	12/12/16	50,000	477,504	23,304	—
Japanese Yen (Short)	Morgan Stanley Capital Services LLC	12/20/16	55,489	530,153	17,716	—
Norwegian Krone (Long)	JP Morgan Chase Bank, N.A.	12/15/16	34	3,684	440	—
Swedish Krona (Short)	JP Morgan Chase Bank, N.A.	12/15/16	91	10,683	—	(25,204)
New Zealand Dollar (Short)	BNP Paribas Securities Services	11/22/16	6	4,232	—	(52)
Romanian Leu (Short)	BNP Paribas Securities Services	11/22/16	460	111,983	30	—
Total					$195,851	$(97,425)

PURCHASED OPTIONS
Currency Options

							Unrealized
		Notional/		Put/	Exercise	Expiration	appreciation/
Description	Counterparty	Contracts		Call	Rate	Date	(depreciation)	Cost	Value
Euro vs. Swedish Krone	Barclays Bank plc	310,000	EUR	Put	9.05	4/12/17	$(8,146)	$8,412	$266
New Zealand Dollar vs. U.S. Dollar	JP Morgan Chase Bank, N.A.	890,000	NZD	Put	0.675	4/14/17	(7,683)	16,229	8,546
U.S. Dollar vs. Korean Won	JP Morgan Chase Bank, N.A.	1,440,000	USD	Call	1,250.00	12/19/16	(40,707)	42,386	1,679
Total							$(56,536)	$67,027	$10,491

Interest Rate Swaptions

							Unrealized
		Notional/		Put/	Exercise	Expiration	appreciation/
Description	Counterparty	Contracts		Call	Rate	Date	(depreciation)	Cost	Value
30-Year Interest Rate Swap (Pay 3%, Receive 6-month EURIBOR)	Citibank, N.A.	1,000,000	EUR	Put	3%	4/17/19	$(121,384)	$130,538	$9,153
Total							$(121,384)	$130,538	$9,153

	Cost	Value
TOTAL PURCHASED OPTIONS	$197,565	$19,644

See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

WRITTEN OPTIONS
Currency Options

							Unrealized
		Notional/					appreciation/	Premiums
Description	Counterparty	Contracts		Put/Call	Exercise Rate	Expiration Date	(depreciation)	Received	Value
New Zealand Dollar vs. U.S. Dollar	JP Morgan Chase Bank, N.A.	(890,000)	NZD	Put	0.625	4/14/17	$4,428	$(6,887)	$(2,459)
U.S. Dollar vs. Korean Won	Citibank, N.A.	(1,440,000)	USD	Call	1,350.00	12/19/16	21,296	(21,492)	(196)
Total							$25,724	$(28,379)	$(2,655)

Interest Rate Swaptions

		Notional/					Unrealized
							appreciation/	Premiums
Description	Counterparty	Contracts		Put/Call	Exercise Rate	Expiration Date	(depreciation)	Received	Value
30-Year Interest Rate Swap (Pay 6-month EURIBOR, Receive 4%)	Citibank, N.A.	(1,000,000)	EUR	Put	4%	4/17/19	$55,561	$(57,671)	$(2,110)
Total							$55,561	$(57,671)	$(2,110)

	Premiums Received	Value
TOTAL WRITTEN OPTIONS	($86,050)	($4,765)

SWAP CONTRACTS
Inflation Swap Contracts

	Notional	Portfolio		Annual		Unrealized
	amounts	Pays/Receives		Fixed	Termination	appreciation/(depreciation)
Counterparty	(000s)	Floating Rate	Floating Rate Index	Rate	Date	Asset Liability
JP Morgan Chase Bank, N.A.	$75	Pays	UK RPI	3.5775%	10/15/46	$—	$—
Total						$—	$—

Interest Rate Swap Contracts

	Notional	Portfolio		Annual		Unrealized
	amounts	Pays/Receives		Fixed	Termination	appreciation/(depreciation)
Counterparty	(000s)	Floating Rate	Floating Rate Index	Rate	Date	Asset Liability
Citibank, N.A.	$908	Pays	3M NZD-BBR	2.1850%	7/18/19	$—	$(347)
Total						$—	$(347)

	Cost or Premiums, Net	Asset	Liability
TOTAL SWAP CONTRACTS	$—	$—	$(347)

	Cost or Premiums, Net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$111,515	$215,495	$(102,537)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$111,515	$350,327	$(284,242)

See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Sovereign	26.59%
Whole Loan CMO Other	6.18
Other ABS	4.02
Real Estate Operations/Development	3.15
Life/Health Insurance	2.94
CMBS Other	2.54
Credit Card Bullet	2.45
Diversified Banking Institution	2.06
Multi-line Insurance	2.03
Telephone-Integrated	1.74
Cable TV	1.60
WL Collateral CMO Other	1.46
Tobacco	1.41
Telecommunication Services	1.31
Property/Casualty Insurance	1.30
Containers - Metal/Glass	1.28
Whole Loan CMO Mezzanine	1.25
Electric-Integrated	1.23
Cellular Telecommunications	1.20
WL Collat CMO Mezzanine	1.15
Cosmetics & Toiletries	1.14
Automobile ABS Other	0.93
Aerospace/Defense-Equipment	0.89
Commercial Banks Non-US	0.88
Oil Comp-Integrated	0.83
Chemicals - Specialty	0.82
Medical-Hospitals	0.76
Independent Power Producer	0.74
Medical-Biomedical/Gene	0.68
Food-Retail	0.67
Credit Card Other	0.61
Auto Repair Centers	0.60
Oil & Gas Refining & Marketing	0.58
Auto-Cars/Light Trucks	0.57
Specialized Finance	0.57
Applications Software	0.56
Educational Software	0.54
Retail-Perfume & Cosmetics	0.54
Medical - Drugs	0.52
Aerospace/Defense	0.50
Diversified Financial Services	0.48
Home Equity Other	0.48
Auto/Truck Parts & Equipment-Original	0.45
Finance-Other Services	0.45
Investment Companies	0.45
Retail-Misc/Diversified	0.45
Apparel Manufacturers	0.44
Cable/Satellite TV	0.44
Computer Data Security	0.44
Diversified Manufacturing Operations	0.44
Machinery-Print Trade	0.44

See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Retirement/Aged Care	0.44
Medical Labs & Testing Services	0.43
Gambling (Non-Hotel)	0.42
Paper & Related Products	0.42
Theaters	0.42
REITS-Diversified	0.41
Medical-HMO	0.40
Finance-Leasing Company	0.30
REITS-Hotels	0.28
Medical Instruments	0.26
CMBS Subordinated	0.25
Money Center Banks	0.25
Machinery-Construction & Mining	0.17
Long-Term Investments	90.23
Short-Term Investment	9.29
Total investments	99.52
Financial Derivative Instruments	0.25
Net other assets and liabilities	0.23
100.00%

See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable.	% of total
Excludes derivatives:	investments
US Dollar	45%
Euro	32
British Pound	15
Japanese Yen	8
Romanian Leu	0 *
100%

*	Less than 0.5% of total investments.

See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Fair Value Measurement

 The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016:

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Corporate Bonds
Australia	$—	$145,422	$—	$145,422
British Virgin Islands	—	135,161	—	135,161
France	—	808,139	—	808,139
Germany	—	260,555	—	260,555
Ireland	—	578,523	—	578,523
Italy	—	111,950	—	111,950
Jersey	—	151,521	—	151,521
Luxembourg	—	1,025,987	—	1,025,987
Netherlands	—	804,406	—	804,406
Portugal	—	115,604	—	115,604
Spain	—	107,820	—	107,820
United Kingdom	—	2,945,138	—	2,945,138
United States	—	3,946,662	—	3,946,662
Total Corporate Bonds	—	11,136,888	—	11,136,888
Commercial Mortgage-backed Securities
Germany	—	82,888	—	82,888
United Kingdom	—	651,029	—	651,029
Total Commercial Mortgage-backed Securities	—	733,917	—	733,917
Credit Card Receivables
United Kingdom	—	162,221	—	162,221
United States	—	645,323	—	645,323
Total Credit Card Receivables	—	807,544	—	807,544
Auto Loan Receivables
Ireland	—	25,982	—	25,982
Luxembourg	—	110,544	—	110,544
Total Auto Loan Receivables	—	136,526	—	136,526
Collateralized Loan Obligations
Ireland	—	231,659	—	231,659
Netherlands	—	789,527	—	789,527
United Kingdom	—	329,549	—	329,549
Total Collateralized Loan Obligations	—	1,350,735	—	1,350,735
Residential Mortgage-backed Securities
Australia	—	61,867	—	61,867
Netherlands	—	439,872	—	439,872
United Kingdom	—	1,546,509	—	1,546,509
United States	—	570,187	—	570,187
See notes to portfolio of investments

Henderson Global Funds Unconstrained Bond Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Total Residential Mortgage-backed Securities	—	2,618,435	—	2,618,435
Sovereign Debt Obligations	—	3,833,612	—	3,833,612
Total Sovereign Debt Obligations	—	3,833,612	—	3,833,612
Foreign Government Obligations
United States	—	3,178,382	—	3,178,382
Total Foreign Government Obligations	—	3,178,382	—	3,178,382
Short-term Investment	2,448,604	—	—	2,448,604
Total Investments	$2,448,604	$23,796,039	$—	$26,244,643
Financial Derivative Instruments - Assets
Exchange-traded or centrally-cleared	$2,880	$131,952	$—	$134,832
Over-the-counter	—	215,495	—	215,495
Total Financial Derivative Instruments - Assets	$2,880	$347,447	$—	$350,327
Liabilities
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally-cleared	$(10,900)	$(170,805)	$—	$(181,705)
Over-the-counter	—	(102,537)	—	(102,537)
Total Financial Derivative Instruments - Liabilities	$(10,900)	$(273,342)	$—	$(284,242)

During the period ended October 31, 2016, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds US Growth Opportunities Fund October 31, 2016	Portfolio of investments (unaudited)

		Value
Shares		(note 2)

Common stocks - 94.32%
	United States - 94.32%
956	Acuity Brands, Inc.	$213,733
2,829	Adobe Systems, Inc. *	304,146
3,568	Amphenol Corp., Class A	235,238
6,475	Bank of the Ozarks, Inc.	239,316
2,145	Bio-Techne Corp.	223,059
933	C.R. Bard, Inc.	202,162
3,856	Cantel Medical Corp.	274,663
1,796	Celgene Corp. *	183,515
4,166	Cerner Corp. *	244,044
4,073	Cognizant Technology Solutions Corp., Class A *	209,149
817	CoStar Group, Inc. *	152,877
1,873	Costco Wholesale Corp.	276,961
2,907	Danaher Corp.	228,345
2,184	Ecolab, Inc.	249,347
3,257	Fiserv, Inc. *	320,749
1,453	Fortive Corp.	74,176
1,648	Henry Schein, Inc. *	245,882
1,787	IDEX Corp.	154,468
2,581	Intuit, Inc.	280,658
4,281	Microchip Technology, Inc.	259,215
4,244	Raymond James Financial, Inc.	255,149
2,643	Red Hat, Inc. *	204,700
2,271	salesforce.com, Inc. *	170,688
1,438	Snap-on, Inc.	221,596
5,488	Starbucks Corp.	291,248
1,899	The JM Smucker Co.	249,358
2,037	The Middleby Corp. *	228,368
4,166	The TJX Companies, Inc.	307,242
2,546	The Walt Disney Co.	235,989
1,901	Tractor Supply Co.	119,060
1,135	Tyler Technologies, Inc. *	182,054
821	Ultimate Software Group, Inc. *	173,223
2,487	Under Armour, Inc., Class A *	77,346
3,630	VF Corp.	196,782
3,020	Visa, Inc., A Shares	249,180
3,475	Walgreens Boots Alliance, Inc.	287,486
		8,021,172
	Total common stocks
	(Cost $7,410,369)	8,021,172

	Total long-term investments
	(Cost $7,410,369)	8,021,172

Short-term investment - 4.78%

407,061	Fidelity Investments Money Market Treasury Portfolio	407,061

	Total short-term investment
	(Cost $407,061)	407,061

Total investments - 99.10%
	(Cost $7,817,430)	8,428,233
Net other assets and liabilities – 0.90%		76,207
Total net assets – 100.00%		$8,504,440

*	Non-income producing security

See notes to portfolio of investments

Henderson Global Funds US Growth Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Applications Software	7.71%
Medical Products	6.12
Machinery-General Industrials	4.50
Enterprise Software/Services	4.18
Data Processing/Management	3.77
Retail-Major Department Store	3.61
Electronic Forms	3.58
Retail - Restaurants	3.42
Retail-Drug Store	3.38
Retail-Discount	3.26
Apparel Manufacturers	3.22
Electronic Components-Semiconductors	3.05
Finance - Investment Banking & Brokerage	3.00
Chemicals - Specialty	2.93
Commercial Services-Finance	2.93
Food-Confectionery	2.93
Medical Information Systems	2.87
Commercial Banks-Southern US	2.81
Electronic Connectors	2.77
Multimedia	2.77
Diversified Manufacturing Operations	2.69
Medical Instruments	2.62
Tools-Hand Held	2.61
Lighting Products & Systems	2.51
Computer Services	2.46
Disposable Medical Products	2.38
Medical-Biomedical/Gene	2.16
Commercial Services	1.80
Retail-Gardening Products	1.40
Electronic Measurement Instruments	0.87
Long-Term Investments	94.32
Short-Term Investment	4.78
Total investments	99.10
Net other assets and liabilities	0.90
100.00%

See notes to portfolio of investments

Henderson Global Funds US Growth Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable.	% of total
Excludes derivatives:	investments
US Dollar	100%
100%

See notes to portfolio of investments

Henderson Global Funds US Growth Opportunities Fund October 31, 2016 (continued)	Portfolio of investments (unaudited)

Fair Value Measurement

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016:
	Quoted prices in active markets for identical assets	Significant other observable inputs	significant unobservable inputs	Total
Description	(level 1)	(level 2)	(level 3)
Assets
Common stocks
United States	$8,021,172	$—	$—	$8,021,172
Total common stocks	8,021,172	—	—	8,021,172
Short-term investment	407,061	—	—	407,061
Total investments	8,428,233	—	—	8,428,233

During the period ended October 31, 2016, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Note 1. Organization

Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among thirteen series. The Henderson All Asset Fund (“All Asset”), Henderson Dividend & Income Builder Fund (“Dividend & Income Builder”), Henderson Emerging Markets Fund (“Emerging Markets”), Henderson European Focus Fund (“European Focus”), Henderson Global Equity Income Fund (“Global Equity Income”), Henderson Global Technology Fund (“Global Technology”), Henderson High Yield Opportunities Fund (“High Yield Opportunities”), Henderson International Long/Short Equity Fund (“International Long/Short Equity”), Henderson International Opportunities Fund (“International Opportunities”), Henderson International Select Equity Fund (“International Select Equity”), Henderson Strategic Income Fund (“Strategic Income”), Henderson Unconstrained Bond Fund (“Unconstrained Bond”) and Henderson US Growth Opportunities Fund (“US Growth Opportunities”) (collectively, the “Funds”) are included in this report. Each is a separate series of the Trust and each is diversified except for International Long/Short Equity, International Select Equity, Unconstrained Bond and US Growth Opportunities, which are non-diversified.

Though it may invest directly in securities, All Asset is primarily a Fund-of-Funds (“FoF”) that seeks to achieve its objective by investing in a portfolio of underlying funds (“underlying funds”) which, in turn, may invest in a variety of US and foreign equity, fixed income, money market, derivative instruments and commodities products. The FoF does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the FoF, within its principal investment strategies, may represent a significant portion of the underlying funds’ net assets subject to 1940 Act limitations and any exemptive relief provided thereto. The FoF's “Portfolio of Investments” lists the underlying funds held as an investment of the FoF as of period end, but does not include the holdings of the underlying funds.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its portfolio of investments. These policies are in conformity with US generally accepted accounting principles (“US GAAP”), which includes the accounting and reporting guidelines under the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The preparation of the portfolios of investments in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results may differ from those estimates.

Security valuation
Securities, securities sold short and financial derivative instruments traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter ("OTC") market are valued at the mean between the last bid and asked price.

Debt securities, including short-term investments and/or those with an original or remaining maturity of 60 days or less, are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker-dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Investments in investment companies are valued at the reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

OTC financial derivatives instruments between the Funds and their counterparties, including swap contracts and options (including swaptions) and centrally-cleared swap contracts listed or traded on a multi-lateral or trade facility platform, such as a registered exchange, are valued using independent values provided by independent pricing services when available. Otherwise, fair values are estimated on the basis of pricing models that incorporate current market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or their designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Security transactions
Investment transactions are accounted for on a trade-date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date.

Foreign currency translation
Investments in securities, including securities sold short, financial derivative instruments and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

Forward foreign currency contracts
The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities. Alternatively, a Fund may enter into a forward foreign currency contract for the speculative purpose of gaining exposure to particular foreign currency markets. When entering into forward foreign currency contracts, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. These instruments involve market risk, credit risk or both kinds of risks, the extent of which may subject the Fund to loss in excess of the amount recognized. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. When applicable, open forward foreign currency contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Futures contracts
The Funds are subject to interest rate risk, equity risk and foreign currency risk in the normal course of pursuing their investment objectives. Accordingly, the Funds may invest in futures contracts to gain exposure to, or hedge against, changes in the value of interest rates, equity indices or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, a Fund is required to deposit cash with the broker as initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on fluctuations in the fair value of the underlying asset. Unrealized appreciation or depreciation is recognized but not considered realized until the contracts expire or are closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves

Henderson Global Funds	Notes to portfolio of investments (unaudited)

the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and/or the underlying hedged assets. With futures contracts, there is limited counterparty credit risk to the Funds as futures contracts are exchange-traded and the exchange’s clearinghouse acts as counterparty to all exchange-traded futures transactions. When applicable, open futures contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Securities Sold Short
International Long/Short Equity may engage in short selling (i.e., selling securities it does not own) as part of its normal investment activities. The Fund will enter into a short position on a security believed to be overvalued or poised to underperform in order to take advantage of a decline in its price. The Fund has an agreement with its custodian in order to execute its short sales strategy. To complete the short sale, the Fund must borrow the security to make delivery to the buyer. Securities sold short are recorded as a liability and marked-to-market daily. The Fund is required to pay the lender any dividends or interest, which accrues during the period of the loan. The Fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement and delivering it to the custodian to extinguish the liability. The price of the security at replacement may differ from the price at which the security was sold. The Fund will incur a loss if the price of the security increases between the dates of the short sale and when the Fund replaces the borrowed security. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The proceeds of a short sale may be reinvested in additional security positions. Because the Fund may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The Fund is required to segregate cash and/or securities with its custodian, so that the amount segregated is at least equal to the current value of the securities sold short. At October 31, 2016, the Fund had pledged securities valued at $2,055,869 and segregated $3,245,188 in cash collateral held at the custodian for securities sold short in the amount of $4,616,249. The collateral amount required to be pledged/segregated is adjusted daily based on the market value of the short positions.

There are substantial risks associated with selling short, including the risk that a loss on a short sale is potentially unlimited as the value of a security sold short increases. The Fund is also subject to the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Open short positions outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

Options
The Funds may purchase put and call options to create investment exposure consistent with their investment objectives or to hedge or limit the exposure of their portfolio holdings. Alternatively, certain Funds may write (sell) call and put options on securities and financial derivative instruments in order to gain exposure to, or protect against, changes in the markets. The Funds may use options on exchange-traded futures contracts, indices or securities to hedge an existing position or future investment, for speculative purposes, or to manage exposure to market movements. The Funds may also use foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation, to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. The Funds may also use interest rate swaptions in which the underlying instrument is an interest rate swap (discussed below under the heading “Swap contracts”). Swaptions are agreements to enter into a pre-defined swap agreement by some specified date in the future. The writer of a swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. These types of options may be used to hedge against unfavorable fluctuations in interest rates.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument, while purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium when purchasing call options or put options. The option is subsequently valued daily and unrealized appreciation or depreciation is recorded. The Funds realize a gain or loss upon the expiration or closing of the option transaction. The primary risks of investing in purchased options include the risk of imperfect correlation between the option price and the value of the underlying instrument, and the possibility of an illiquid market for the option. There is limited counterparty risk with respect to exchange-traded purchased options as settlement is facilitated through a central clearinghouse. There is inherently more risk of counterparty non-performance for OTC purchased options, although the risk is generally limited to the premium paid. When applicable, options purchased by the Funds and outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is recognized as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If

Henderson Global Funds	Notes to portfolio of investments (unaudited)

an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument that the Fund purchases upon exercise of the option. Written options are subject to substantial risks. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security/index or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying the underlying referenced entity at a price different from current market value. Further, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. When applicable, open options and swaptions at the end of the period are listed in each Fund's Portfolio of Investments.

The number of options/swaptions written and the premiums received, including both exchange-traded and OTC options, by Unconstrained Bond during the period ended October 31, 2016 were as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,710,000	$95,400
Written during period	-	-
Bought back during period	(380,000)	(9,350)
Expired during period	-	-
Outstanding, end of period	3,330,000	$86,050

Swap contracts
The Funds may enter into interest rate, credit default, inflation, equity, total return, currency and other swap contracts. Swap contracts are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap the returns (or the differential in rates of return) earned or realized on particular investments, instruments, indices or other measures for a defined series of cash flows at a predetermined rate at specified, future intervals. Swap contracts are privately negotiated in the OTC market (“OTC swaps”), or may be executed on a multi-lateral or other trade facility platform, such as a registered exchange (“centrally-cleared swaps”). The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a pre-determined period of time.

Certain Funds use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure (i.e., leverage), or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must either pay the buyer the full notional value, or the “par value” of the reference obligation in exchange for the reference obligation or pay a net amount equal to the par value of the defaulted reference entity less its recovery value. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically

Henderson Global Funds	Notes to portfolio of investments (unaudited)

determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts as of period end are disclosed in the Portfolios of Investments, as applicable. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Certain Funds hold fixed-rate and/or floating-rate bonds. Accordingly, the Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives as the value of these bonds may decrease if interest rates rise, or vice versa. To hedge against this risk and/or to generate income at prevailing market rates, the Funds may enter into interest rate swap contracts. Interest rate swap contracts involve the exchange by the Fund with another party for their respective commitment to pay or receive a fixed or variable interest rate on the notional amount.

International Long/Short Equity may enter into equity swaps for purposes of establishing long or short exposure to underlying individual securities. Equity swaps may be used in lieu of direct stock investment or short sale to enhance liquidity, synthetically enter markets with high barriers to entry or establish short positions in markets where short selling is disallowed. Equity swaps involve commitments where cash flows are exchanged based on a variable interest rate. At maturity, or upon reset or termination, a net cash flow is exchanged equivalent to the return, inclusive of dividends declared, on the underlying equity, less a financing rate.

Swap payments received or made at the beginning of the measurement period represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap.

Entering into these contracts involves, to varying degrees, elements of counterparty, interest, credit and market risk. Such risks involve the potential inability of the counterparties to meet the terms of the contract (which is limited with respect to centrally-cleared swaps as described below), unanticipated changes in the value of the swap contract, the possibility that there will be no liquid market for the contract, and that there may be unfavorable changes in interest rates. The risk that a counterparty is unable to perform on its obligations in situations when the Funds are in an appreciated position is mitigated with respect to OTC swaps by having master netting arrangements between the Funds and their counterparties and, in certain scenarios dictated by the contracts, the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally-cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. The magnitude of counterparty credit risk is different depending on the type of swap. Under a credit default swap, the Funds’ maximum risk of loss as the protection buyer is limited to the market value, or the current unrealized appreciation/depreciation on the contract plus/minus any upfront premiums paid/received. However, as the protection seller, the maximum risk of loss is equivalent to the notional or par value of the contract plus/minus any upfront premiums paid/received. At October 31, 2016, notional outstanding for credit protection sold, translated into US Dollar amounts, equated to $8,727,115 for Strategic Income. No other Fund held sell protection credit default swaps as of October 31, 2016. Under an interest rate, inflation, or equity swap, as notional is not exchanged, the Funds’ maximum risk of loss is limited to the unrealized loss on the contracts. When applicable, open swap contracts at the end of the period are listed in each Fund's Portfolio of Investments.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Note 3. Investment transactions

Securities Lending

European Focus, Global Technology, High Yield Opportunities, International Opportunities and International Select Equity are enrolled in a securities lending program whereby the Funds may loan securities with a value of up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. Securities loans are made to banks and broker-dealers via State Street Bank and Trust Company (“SSB”) as lending agent pursuant to agreements requiring that loans be continuously secured by collateral at least equal at all times to the value of the securities on loan. The Funds receive cash or short-term US government obligations as collateral against the loaned securities in an amount at least equal to 102% (for loans of US securities) or 105% (for loans of non-US securities) of the fair value of the loaned securities at the inception of each loan, and which is subsequently adjusted each day based on market value movements. Accordingly, the value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security on a given day due to market fluctuations of securities values and as a result may appear to be over or under-collateralized. The required collateral to be received or returned is adjusted on the following business day. Under the securities lending arrangement, the collateral received is recorded by the lending Fund along with a related obligation to return the collateral. To the extent non-cash collateral is received in the form of short-term US government obligations, brokers pay the lending Fund negotiated lenders' fees which are divided between the Fund and SSB and are recorded as security lending income. Cash collateral received is invested in the State Street Navigator Securities Lending Government Portfolio, a 1940 Act-registered open-end mutual fund used exclusively for SSB securities lending clients, which management of the Funds has determined presents minimal credit risk. Securities on loan and investment of cash collateral in the State Street Navigator Securities Lending Government Portfolio are reflected in each Fund’s Portfolio of Investments, as applicable.

The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. Consequently, loans are made only to borrowers which are deemed to be creditworthy by SSB and approved by management of the Funds. Further, the Funds have protection under the agreement with SSB in the event of borrower default. The borrower pays the Funds an amount equal to any dividends or interest received on securities lent, and the Funds retain all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Funds may call such loans in order to, among other reasons, sell the securities involved.

The following table is a summary of each Fund’s securities on loan and related cash and non-cash collateral received as of October 31, 2016:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received*

European Focus	$109,132,674	$2,623,736	$108,592,822	$111,216,558

Global Technology	26,255,292	3,588,567	23,020,729	26,609,296

High Yield Opportunities(a)	–	–	–	–

International Opportunities	87,413,940	7,964,173	80,860,638	88,824,811

International Select Equity	390,376	–	407,262	407,262

* The “Total Collateral Received” as of period end may be less than the “Market Value of Securities on Loan” as the result of fluctuations in the value of loaned securities. Additional required collateral as a result of changes in the value of loaned securities is received the following business day.
(a) No securities on loan as of October 31, 2016.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Note 4. Fair value measurements

US GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Various inputs are used in determining the value of the Funds’ investments. The Funds use a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

    • Level 1 – quoted prices (unadjusted) in active markets for identical investments
    • Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
    • Level 3 – significant unobservable inputs based on the best information available in the circumstances to the extent observable inputs are not available (including the Fund's own assumptions in determining the fair value of investments)

Tables included under the heading “Fair value measurements” summarizing each Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2016 have been listed after each Fund’s Portfolio of Investments.

Any transfers between levels are disclosed, effective at the end of the period, in each Fund's table with the reasons for the transfers disclosed in a note to the table, if applicable.

Note 5. Transactions with affiliates
An affiliated entity of a Fund may include any company in which the Fund owns 5% or more of its outstanding voting shares. Additionally, certain of the Funds held ownership in other Funds within the Trust. At October 31, 2016, All Asset held 2.2% of Emerging Markets, 0.04% of Global Equity Income, 3.8% of High Yield Opportunities, 0.3% of Strategic Income and 8.6% of Unconstrained Bond. Transactions in affiliates during the period ended October 31, 2016 were as follows:
Affiliate	Value 7/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 10/31/2016	Dividend Income
All Asset
Emerging Markets	$0	$1,605,585	$-	$14,252	$-	$1,619,837	$-
Global Equity Income	1,578,473	24,661	–	(63,257)	–	1,539,877	24,661
High Yield Opportunities	1,671,584	27,474	–	35,022	–	1,734,080	27,474
Strategic Income	1,285,225	8,750	–	(5,597)	–	1,288,378	8,750
Unconstrained Bond	2,374,991	7,145	(111,748)	20,632	(10,049)	2,280,971	7,145
Total	$6,910,273	$1,673,615	$(111,748)	$1,052	$(10,049)	$8,463,143	$68,029

The aggregate cost and value of affiliates at October 31, 2016 is $8,638,293 and $8,463,143, respectively. Investments in affiliates represented 16.6% of total net assets of All Asset as of October 31, 2016.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Note 6. Federal income tax cost basis
The US federal income tax basis of investments, including proceeds from securities sold short but excluding financial derivative instruments, is formally identified annually as part of the July 31 fiscal and tax year-end audit and tax provision. The US GAAP cost basis of investments as of October 31, 2016, which approximates the US federal income tax basis of investments, and the gross unrealized appreciation and depreciation, were as follows:
	All Asset	Dividend & Income Builder
Cost	$49,152,615	$121,195,440
Gross unrealized appreciation	1,094,638	6,410,193
Gross unrealized depreciation	(813,249)	(6,498,253)
Net unrealized appreciation (depreciation)	281,389	(88,060)

	Emerging Markets	European Focus
Cost	$65,591,068	$2,598,482,225
Gross unrealized appreciation	6,821,960	90,682,603
Gross unrealized depreciation	(2,151,397)	(439,383,824)
Net unrealized appreciation (depreciation)	4,670,563	(348,701,221)

	Global Equity Income	Global Technology
Cost	$4,141,473,311	$143,701,004
Gross unrealized appreciation	156,762,040	76,384,122
Gross unrealized depreciation	(336,005,597)	(4,165,417)
Net unrealized appreciation (depreciation)	(179,243,557)	72,218,705

	High Yield Opportunities	International Long/Short Equity
Cost	$44,855,770	$12,335,648
Gross unrealized appreciation	1,548,826	688,923
Gross unrealized depreciation	(456,747)	(877,791)
Net unrealized appreciation (depreciation)	1,092,079	(188,868)

	International Opportunities	International Select Equity
Cost	$4,274,546,801	$15,949,956
Gross unrealized appreciation	692,120,573	859,751
Gross unrealized depreciation	(344,891,736)	(619,686)
Net unrealized appreciation (depreciation)	347,228,837	240,065

	Strategic Income	Unconstrained Bond
Cost	$480,709,265	$27,304,490
Gross unrealized appreciation	6,528,498	342,292
Gross unrealized depreciation	(16,113,750)	(1,402,139)
Net unrealized appreciation (depreciation)	(9,585,252)	(1,059,847)

Henderson Global Funds	Notes to portfolio of investments (unaudited)

US Growth Opportunities
Cost	$7,817,430
Gross unrealized appreciation	843,579
Gross unrealized depreciation	(232,776)
Net unrealized appreciation (depreciation)	610,803

Identified cost may differ for book and tax basis reporting purposes primarily due to tax deferral of losses on wash sales, PFIC transactions, different book and tax treatment on certain debt instruments and amortization of premiums.

Note 7. Subsequent event
At a meeting held on November 18, 2016, the Board of Trustees of the Trust, at the recommendation of Henderson Global Investors (North America) Inc., the investment adviser to each series of the Trust, has determined that it is in the best interests of Henderson International Select Equity Fund and Henderson Unconstrained Bond Fund and their shareholders to cease operations and liquidate any remaining assets on a pro rata basis to shareholders and has approved the closing and liquidation of these two Funds.  In this connection, the Board has approved an Agreement and Plan of Liquidation for these two Funds pursuant to which each will be liquidated on or about December 29, 2016.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:       _/s/ James G. O'Brien____
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:    December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       _/s/ James G. O'Brien____
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:    December 22, 2016

By:       _/s/ Troy Statczar__      __
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:    December 22, 2016